UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05410

Saba Capital Income & Opportunities Fund

(Exact name of registrant as specified in charter)

405 Lexington Avenue, 58th Floor

New York, New York 10174

(Address of principal executive offices) (Zip code)

Michael D’Angelo

Saba Capital Income & Opportunities Fund

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Copies to:

 John J. Mahon, Esq.

Schulte Roth & Zabel LLP

901 Fifteenth Street, NW, Suite 800

Washington, DC 20005

Registrant’s Telephone Number, including Area Code: (212)542-4644

Date of fiscal year end: October 31

Date of reporting period: November 1, 2021 – April 30, 2022

Item 1.	Report to Stockholders.

a)

Saba | Capital

Saba Capital Income & Opportunities Fund

April 30, 2022

Semi-Annual Report

This report is submitted for general information to shareholders. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

TABLE OF CONTENTS

Shareholder Letter	1
Performance Update	2
Consolidated Schedule of Investments	4
Consolidated Statement of Assets and Liabilities	31
Consolidated Statement of Operations	32
Statements of Changes in Net Assets	33
Consolidated Statements of Cash Flows	34
Financial Highlights	35
Notes to Consolidated Financial Statements	37
Additional Information	47
Privacy Policy	48

Saba Capital Income & Opportunities Fund	Shareholder Letter

April 30, 2022

June 29, 2022

Dear Shareholders,

Thank you for your interest in Saba Capital Income & Opportunities Fund (the “Fund”). We are pleased to provide you with a review of the financial markets and of the Fund’s performance.

Over the past few months, financial conditions have tightened substantially, driven by soaring commodity prices, increased borrowing costs, declining stock prices, and turmoil from Russia’s invasion of Ukraine. We believe these conditions serve as a strong predictor for global growth, with a consensus for a recession in the next 18 months beginning to take hold.

The impact of rising rates and quantitative tightening amidst slowing global growth presents serious risks for markets. These challenges didn’t appear suddenly. When inflation worsened in the second half of 2021, we energetically reduced the Fund’s exposure to junk-rated loans, which comprised nearly the entire portfolio when we took over as manager. The loan portfolio was yielding only 3.5%, and had virtually no case for upside. It was an easy decision to sell, as we saw much better risk/reward opportunities in different parts of the market.

During this period, we managed the portfolio with a strong focus on capital preservation. We transitioned a large portion of the capital into our SPAC strategy which involves buying special purpose acquisition companies (“SPACs”) trading at discounts to their trust value, with the aim of selling them above trust value and/or redeeming at trust value (i.e., with no expectation of owning SPACs post-business combination). As every SPAC is mandated to be invested in US Treasury Bills with a maturity of 3-6 months, the risk appeared to be relatively low, and the reward was a return greater than the aforementioned junk-rated loans.

We are proud of the maneuvers we took to transform the portfolio, while other closed-end fund managers stood still. As a result, the Fund outperformed a broad set of benchmarks. The table below shows the NAV performance of the Fund in comparison to other asset classes.

Asset	October 31, 2021 to April 30, 2022
Saba Capital Income & Opportunities Fund (NAV)	-0.38%
iBoxx Liquid High Yield Index	-7.20%
Bloomberg Municipal Bond Index	-7.90%
S&P 500	-9.70%
S-Network Closed-End Fund Index	-12.40%
iBoxx Liquid Investment Grade Index	-14.50%
NASDAQ 100	-18.60%

Our tactical approach to asset allocation and leverage will continue to be a valuable differentiating factor versus peer funds that generally remain fully invested and fully levered irrespective of market conditions.

Consistent with the Fund’s goals of delivering a high level of current income and capital appreciation, shareholders should expect to see increased portfolio exposure to high-yield bonds/loans and equities, and decreased exposure to SPACs, now that valuations have become more balanced.

If you have any questions about the Fund, please visit www.sabacef.com.

We are grateful for your trust and support.

Sincerely,

Boaz R. Weinstein
Founder and CIO
Saba Capital Management, LP

Semi-Annual Report | April 30, 2022	1

Saba Capital Income & Opportunities Fund	Performance Update

April 30, 2022

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	5 Year	10 Year
Returns at NAV	-0.38%	2.38%	0.16%	1.79%	4.02%
Returns at Market Value	-2.54%	2.77%	2.19%	1.26%	3.43%
iShares iBoxx $ High Yield Corporate Bond ETF (HYG)(a)	-7.72%	-6.44%	1.28%	2.61%	3.89%
S&P/LSTA Leveraged Loan Index(b)	0.59%	2.95%	3.73%	3.97%	4.24%

Returns for the period since Saba Capital Management began managing the Fund on June 4, 2021 are at NAV 2.22% and at market value 0.41%.

Comparison of the Change in Value of a $10,000 Investment

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that a shareholder’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by visiting www.sabacef.com.

(a)	iShares iBoxx High Yield Corporate Bond ETF is an exchange-traded fund incorporated in the USA. The ETF seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds.
(b)	S&P Leveraged Loan Indexes (S&P LL indexes) are capitalization-weighted syndicated loan indexes based upon market weightings, spreads and interest payments. The S&P/LSTA Leveraged Loan Index (LLI) covers the U.S. market back to 1997 and currently calculates on a daily basis. Its ticker on Bloomberg is SPBDAL. The index is run in partnership between S&P and the Loan Syndications & Trading Association, the loan market’s trade group.

Saba Capital Income & Opportunities Fund	Performance Update

April 30, 2022

Top Ten Holdings (as a % of Net Assets)(c)

RR Donnelley & Sons Co.	2.09%
Selina Hospitality PLC 6.00% 06/27	1.53%
Adtalem Global Education, Inc.	1.45%
New Energy One Acquisition Corp. PLC	1.43%
Salient Midstream & MLP Fund	1.06%
Mudrick Capital Acquisition Corp. II	1.06%
PIMCO Energy & Tactical Credit Opportunities Fund	0.92%
Miller/Howard High Dividend Fund	0.88%
Carnival Corporation TLB 1L	0.87%
Crystal Peak Acquisition	0.84%
Top Ten Holdings	12.13%

Portfolio Composition (as a % of Net Assets)(c)

Special Purpose Acquisition Companies	101.61%
Closed End Funds	9.53%
Corporate Bonds	4.67%
Senior Loans	3.60%
Common Stock	3.36%
Sovereign Debt Obligations	1.40%
Warrants	0.62%
Short Term Investments	0.30%
Unit Trust	0.14%
Preferred Stock	0.10%
Rights	0.04%
Total Investments	125.37%
Other Liabilities in excess of other Assets	-25.37%
Net Assets	100.00%

(c)	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Semi-Annual Report | April 30, 2022	3

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Principal Amount	Fair Value
CORPORATE BONDS - 4.67%
Banks - 1.51%

Credit Suisse AG, 0.000% (Variable Rate), 07/31/2030	$10,000	$7,310
Credit Suisse AG, 0.000% (Variable Rate), 10/30/2030	420,000	299,631
Morgan Stanley, 0.000% (Variable Rate), 04/30/2030	25,000	19,173
Morgan Stanley, 0.000% (Variable Rate), 07/31/2030	80,000	58,587
Morgan Stanley, 0.000% (Variable Rate), 10/30/2030	80,000	56,944
Morgan Stanley, 0.000% (Variable Rate), 09/26/2033	428,000	273,748
Morgan Stanley, 0.000% (Variable Rate), 10/31/2033	266,000	178,455
Morgan Stanley, 0.000% (Variable Rate), 02/28/2034	478,000	313,863
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034	276,000	178,228
Morgan Stanley, 0.000% (Variable Rate), 03/31/2034	26,000	16,850
Morgan Stanley, 0.000% (Variable Rate), 04/30/2034	66,000	43,380
Morgan Stanley, 0.000% (Variable Rate), 05/30/2034	89,000	55,449
Morgan Stanley, 0.000% (Variable Rate), 06/30/2034	460,000	289,959
Morgan Stanley, 0.000% (Variable Rate), 07/31/2034	25,000	18,237
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034	161,000	103,150
Morgan Stanley, 0.000% (Variable Rate), 08/29/2034	10,000	6,577
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034	231,000	149,583
Morgan Stanley, 0.000% (Variable Rate), 09/30/2034	88,000	55,663
Morgan Stanley, 0.000% (Variable Rate), 10/08/2034	32,000	21,081
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	103,000	63,274
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	181,000	115,133
Morgan Stanley, 0.000% (Variable Rate), 10/31/2034	357,000	241,270
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034	231,000	149,316
Morgan Stanley, 0.000% (Variable Rate), 11/28/2034	25,000	15,892
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035	69,000	44,327
Morgan Stanley, 0.000% (Variable Rate), 01/30/2035	175,000	124,508
Morgan Stanley, 0.000% (Variable Rate), 02/27/2035	36,000	23,257
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035	527,000	361,128
Morgan Stanley, 0.000% (Variable Rate), 03/31/2035	114,000	75,433
Morgan Stanley, 0.000% (Variable Rate), 02/29/2036	61,000	39,955
Morgan Stanley, 0.000% (Variable Rate), 04/28/2036	10,000	6,635
Morgan Stanley, 0.000% (Variable Rate), 06/30/2036	40,000	25,684
Morgan Stanley, 0.000% (Variable Rate), 08/31/2036	2,289,000	1,637,292
Morgan Stanley, 0.000% (Variable Rate), 09/30/2036	40,000	29,335
Morgan Stanley, 0.000% (Variable Rate), 11/29/2036	103,000	74,719
Morgan Stanley, 0.000% (Variable Rate), 01/31/2037	224,000	162,278
Morgan Stanley, 0.000% (Variable Rate), 03/31/2037	747,000	528,889
Morgan Stanley, 0.000% (Variable Rate), 04/28/2037	40,000	27,465
Morgan Stanley, 0.000% (Variable Rate), 05/31/2037	25,000	18,014
Morgan Stanley, 0.000% (Variable Rate), 08/31/2037	58,000	41,012
		5,950,684
Consumer Services - 1.45%

Adtalem Global Education, Inc., 5.500%, 03/01/2028(a)	6,195,000	5,730,375
		5,730,375

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Principal Amount	Fair Value
E-Commerce/Services - 0.63%

Uber Technologies, Inc., 6.250%, 01/15/2028(a)	$2,500,000	$2,487,500
		2,487,500
Food - 0.17%

Post Holdings, Inc., 5.500%, 12/15/2029(a)	750,000	686,250
		686,250
Real Estate Owners & Developers - 0.17%

China Evergrande Group, 8.250%, 03/23/2022(b)	4,324,000	540,500
China Evergrande Group, 7.500%, 06/28/2023(b)	1,000,000	117,500
		658,000
Specialty Finance - 0.51%

PennyMac Financial Services, Inc., 5.375%, 10/15/2025(a)	1,250,000	1,190,625
PennyMac Financial Services, Inc., 5.750%, 09/15/2031(a)	1,000,000	827,500
		2,018,125
Steel-Producers - 0.23%

Cleveland-Cliffs Steel Corp., 7.000%, 03/15/2027	880,000	897,600
		897,600
TOTAL CORPORATE BONDS		18,428,534
(Cost $26,313,599)

	Principal Amount	Fair Value
SENIOR LOANS - 3.60%
Chemicals-Specialty - 0.04%

CPC Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/29/2028	175,000	169,094
		169,094
Commercial Serv-Finance - 0.08%

Travelport Finance S.a r.l., First Lien Initial Term Loan, 3M US L + 5.00%, 05/29/2026	373,859	321,565
		321,565
Commercial Services - 2.09%

RR Donnelley & Sons Co., First Lien Term Loan, 1M US L + 5.00%, 11/01/2026	8,263,000	8,225,816
		8,225,816
Food-Retail - 0.44%

Moran Foods LLC, First Lien Term Loan, 0.000%, 04/01/2024(b)(c)	117,778	–
Moran Foods LLC, First Lien -2020 Term Loan, 3M US L + 8.00%, 04/01/2024	904,762	823,334
Moran Foods, LLC TLA, Second Lien Term Loan, 3M US L + 10.75%, 10/01/2024	1,250,690	906,750
		1,730,084

Semi-Annual Report | April 30, 2022	5

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Principal Amount	Fair Value
Leisure Facilities & Services - 0.91%

24 Hour Fitness Worldwide, Inc., First Lien Term Loan, 3M US L + 5.00%, 12/29/2025	$272,744	$127,099
Carnival Corporation TLB 1L, First Lien Term Loan, 3M US L + 3.25%, 10/06/2028	3,491,250	3,446,160
		3,573,259
Pipelines - 0.04%

GMP Borrower LLC, First Lien Term Loan, 3M US L + 4.50%, 10/28/2027	171,445	158,873
		158,873
Retail-Restaurants - 0.00%(d)

NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 0.00%, 04/18/2025(b)(c)	605,000	–
		–
Theaters - 0.00%(d)

Crown Finance US, Inc., First Lien Initial B-1 Term Loan, 3M US L + 7.00 (PIK Rate 8.25%, Cash Rate 7.00%)%, 05/23/2024(e)	11,258	13,079
		13,079
TOTAL SENIOR LOANS		14,191,770
(Cost $14,889,193)

	Principal Amount	Fair Value
SOVEREIGN DEBT OBLIGATIONS - 1.40%
Sovereign - 1.40%

Ukraine Government International Bond, 7.750%, 09/01/2024(f)	829,000	281,860
Ukraine Government International Bond, 7.750%, 09/01/2025(f)	2,820,000	958,800
Ukraine Government International Bond, 7.750%, 09/01/2026(f)	664,000	225,760
Ukraine Government International Bond, 7.750%, 09/01/2027(f)	1,658,000	563,720
Ukraine Government International Bond, 9.750%, 11/01/2028(f)	4,146,000	1,409,640
Ukraine Government International Bond, 6.876%, 05/21/2029(f)	664,000	212,480
Ukraine Government International Bond, 7.375%, 09/25/2032(f)	1,327,000	424,640
Ukraine Government International Bond, 7.253%, 03/15/2033(f)	3,980,000	1,273,600
Ukraine Government International Bond, 0.000%, 05/31/2040(f)	630,000	185,850
		5,536,350
TOTAL SOVEREIGN DEBT OBLIGATIONS		5,536,350
(Cost $3,564,291)

	Shares	Fair Value
COMMON STOCK - 3.36%
REITS-Mortgage - 0.35%
Blackstone Mortgage Trust, Inc.(g)	46,949	1,373,258

Medical-Drugs - 0.31%
Compass Pathways PLC(g)	135,399	1,226,715

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Oil & Gas Producers - 0.74%
Earthstone Energy, Inc.(g)	217,199	$2,930,015

Aerospace & Defense - 0.14%
Eve Holding Inc(g)	54,806	563,406

Electronics & Appliances Stores - 0.00%(d)
Everyware Global(c)(g)	43,777	–

Internet Media & Services - 0.63%
Netflix, Inc.(g)	12,965	2,468,017

Renewable Energy - 0.00%(d)
NuScale Power Corp(g)	1,507	14,377

Marine Services - 0.01%
Harvey Gulf Intl. Marine(g)	7,413	58,377

Entertainment Facilities - 0.03%
24 Hour Fitness Worldwide(g)	306,005	124,850

Mineral & Precious Stone Mining - 0.52%
Covia Equity(g)	169,353	2,032,236

IT Services - 0.01%
IQOR(g)	4,941	34,587

Power Generation - 0.17%
Longview Power LLC(g)	61,813	679,943

Food - 0.42%
Benson Hill Inc.(c)(g)	562,821	1,654,694

Automotive - 0.03%
Arbe Robotics, Ltd.(g)	13,150	105,726

TOTAL COMMON STOCK		13,266,201
(Cost $13,716,590)

	Shares	Fair Value
CLOSED END FUNDS - 9.53%
Aberdeen Japan Equity Fund, Inc.	66,330	405,940
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,912	2,613,564
ClearBridge Energy Midstream Opportunity Fund, Inc.	10,345	285,832
Cushing MLP & Infrastructure Total Return Fund	65,283	2,121,698
Cushing NextGen Infrastructure(g)	23,585	963,683
Delaware Investments National Municipal Income Fund	150,747	1,769,770

Semi-Annual Report | April 30, 2022	7

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Delaware Ivy High Income Opportunities Fund	154,715	$1,839,561
Eaton Vance New York Municipal Bond Fund	3,043	29,213
Ecofin Sustainable and Social	49,255	740,795
Ellsworth Growth and Income Fund, Ltd.	145,068	1,397,005
First Trust Aberdeen Emerging Opportunity Fund	5,745	54,405
First Trust High Income Long/Short Fund	1,343	17,231
Japan Smaller Capitalization Fund, Inc.	7,794	52,298
Kayne Anderson Energy Infrastructure Fund	85,296	767,663
Kayne Anderson NextGen Energy & Infrastructure, Inc.	77,500	623,875
Korea Fund, Inc.	27,872	831,979
Miller/Howard High Dividend Fund	333,513	3,468,535
Morgan Stanley Emerging Markets Debt Fund, Inc.	103,239	761,904
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	99,389	456,196
Neuberger Berman MLP & Energy Income Fund, Inc.	783	5,011
Neuberger Berman Next Generation Connectivity Fund, Inc.	125,036	1,432,913
New America High Income Fund, Inc.	372	2,879
New Ireland Fund, Inc.	95,326	834,245
Nuveen Core Plus Impact Fund	33,358	438,991
Nuveen Multi-Asset Income Fund	13,985	202,363
Pershing Square Holdings Ltd/f	40,990	1,416,205
PGIM Global High Yield Fund, Inc.	104	1,337
PGIM Short Duration High Yield Opportunities Fund	9	146
PIMCO Energy & Tactical Credit Opportunities Fund	254,162	3,614,184
Principal Real Estate Income Fund	51,780	746,150
Salient Midstream & MLP Fund(g)	528,128	4,193,336
Taiwan Fund, Inc.	3,223	89,051
Templeton Emerging Markets Fund/United States	1,470	18,110
Templeton Global Income Fund	30,991	145,348
Tortoise Energy Independence Fund, Inc.	29,984	871,035
Tortoise Energy Infrastructure(g)	16,733	559,384
Tortoise Midstream Energy Fund(g)	50,903	1,859,996
Tortoise Pipeline & Energy Fund, Inc.	4,587	128,619
Tortoise Power and Energy Infrastructure Fund, Inc.	48,513	690,340
Vertical Capital Income Fund	38,522	365,959
Virtus AllianzGI Convertible & Income Fund II	44,847	172,661
Voya Asia Pacific High Dividend Equity Income Fund	2,509	18,341
Voya Emerging Markets High Income Dividend Equity Fund	93,118	568,020
Western Asset Diversified Income Fund	686	10,633
Western Asset Emerging Markets Debt Fund, Inc.	428	4,139
		37,590,543

TOTAL CLOSED END FUNDS		37,590,543
(Cost $38,515,758)

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
EXCHANGE TRADED FUND - 0.00%(d)
Exchange Traded Concepts High Yield ETF	168	$4,704

TOTAL EXCHANGE TRADED FUND		4,704
(Cost $4,920)

	Shares	Fair Value
PREFERRED STOCK - 0.10%
Entertainment Facilities - 0.10%
24 Hour Fitness Worldwide, Inc.(g)	407,959	407,959

TOTAL PREFERRED STOCK		407,959
(Cost $489,936)

	Shares	Fair Value
UNIT TRUST - 0.14%
Grayscale Bitcoin Trust BTC(g)(h)	20,400	538,152

TOTAL UNIT TRUST		538,152
(Cost $495,869)

	Shares	Fair Value
SPECIAL PURPOSE ACQUISITION COMPANIES - 101.61%
Investment Companies - 101.61%
10X Capital Venture Acquisition Corp. II(g)	834	8,232
10X Capital Venture Acquisition Corp. III(g)	111,508	1,113,965
26 Capital Acquisition Corp.(g)	69,009	681,119
2MX Organic SA(g)	13,079	136,597
5:01 Acquisition Corp.(g)	91,755	907,457
7 Acquisition Corp.(g)	50,470	503,438
7GC & Co. Holdings, Inc.(g)	19,810	194,732
8i Acquisition 2 Corp.(g)	46,160	456,061
A SPAC I Acquisition Corp.(g)	2	20
ABG Acquisition Corp. I(g)	34,184	336,029
Abri SPAC I, Inc.(g)	47,464	472,267
Accelerate Acquisition Corp.(g)	66,589	651,240
Accretion Acquisition Corp.(g)	102,643	1,012,060
Achari Ventures Holdings Corp. I(g)	38,684	385,679
Acropolis Infrastructure Acquisition Corp.(g)	76,319	744,110
Adara Acquisition Corp.(g)	35,768	353,746
Adit EdTech Acquisition Corp.(g)	68,559	676,677
Advanced Merger Partners, Inc.(g)	35,355	347,186
AEA-Bridges Impact Corp.(g)	136,970	1,358,742
Aequi Acquisition Corp.(g)	76,958	758,806
Aesther Healthcare Acquisition Corp.(g)	115,745	1,171,339
AF Acquisition Corp.(g)	97,266	951,261
African Gold Acquisition Corp.(g)	176,315	1,728,769

Semi-Annual Report | April 30, 2022	9

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Agile Growth Corp.(g)	59,098	$580,342
Agrico Acquisition Corp.(g)	126,009	1,281,512
Ahren Acquisition Corp.(g)	19,716	196,076
AIB Acquisition Corp.(g)	62,010	616,999
Alpha Healthcare Acquisition Corp. III(g)	22,899	222,120
Alpha Partners Technology Merger Corp.(g)	19,691	191,495
Alpine Acquisition Corp.(g)	119,504	1,208,185
Alset Capital Acquisition Corp.(g)	40,719	403,729
ALSP Orchid Acquisition Corp. I(g)	104,793	1,048,978
AltC Acquisition Corp.(g)	61,326	597,315
AltEnergy Acquisition Corp.(g)	22,461	223,487
Altitude Acquisition Corp.(g)	55,783	556,157
Andretti Acquisition Corp.(g)	50,274	504,401
Angel Pond Holdings Corp.(g)	33,960	338,581
Anthemis Digital Acquisitions I Corp.(g)	99,433	992,341
Anzu Special Acquisition Corp. I(g)	18,438	180,692
AP Acquisition Corp.(g)	52,489	525,420
Apeiron Capital Investment Corp.(g)	112,889	1,132,277
Apollo Strategic Growth Capital II(g)	45,066	441,647
APx Acquisition Corp. I(g)	46,626	469,524
Arbor Rapha Capital Bioholdings Corp. I(g)	91,921	923,806
ArcLight Clean Transition Corp. II(g)	59	586
Arctos NorthStar Acquisition Corp.(g)	39,600	389,268
Arena Fortify Acquisition Corp.(g)	103,357	1,033,570
Ares Acquisition Corp.(g)	103,509	1,016,458
Argus Capital Corp.(g)	56,098	577,809
Aries I Acquisition Corp.(g)	11,338	114,287
Arisz Acquisition Corp.(g)	34,348	338,500
Armada Acquisition Corp. I(g)	102	1,012
Arrowroot Acquisition Corp.(g)	205,758	2,014,371
Artemis Strategic Investment Corp., Class B(c)(g)	12,038	19,863
Artemis Strategic Investment Corp.(g)	142,048	1,418,349
ARYA Sciences Acquisition Corp. V(g)	12,591	122,825
Ascendant Digital Acquisition Corp. III(g)	183,145	1,835,113
Astrea Acquisition Corp.(g)	1,854	18,206
Athena Consumer Acquisition Corp.(g)	93,080	932,662
Athena Technology Acquisition Corp. II(g)	167,962	1,651,066
Athlon Acquisition Corp.(g)	94,859	931,515
Atlantic Avenue Acquisition Corp.(g)	143,984	1,424,002
Atlantic Coastal Acquisition Corp.(g)	51,070	500,997
Atlantic Coastal Acquisition Corp. II(g)	95,202	948,688
Atlas Crest Investment Corp. II(g)	44,310	435,124
Ault Disruptive Technologies Corp.(g)	24,919	248,692
Aura FAT Projects Acquisition Corp.(g)	58,439	583,806
Aurora Technology Acquisition Corp.(g)	63,578	631,330
Austerlitz Acquisition Corp. II(g)	39,641	388,482
Authentic Equity Acquisition Corp.(g)	12,713	125,223
Avalon Acquisition, Inc.(g)	77,027	767,959

10

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Avanti Acquisition Corp.(g)	66,245	$655,825
Avista Public Acquisition Corp. II(g)	2,914	29,373
Axios Sustainable Growth Acquisition Corp.(g)	60,175	602,352
B Riley Principal 150 Merger Corp.(g)	20,367	201,430
B Riley Principal 250 Merger Corp.(g)	52,757	514,381
Banner Acquisition Corp.(g)	104,835	1,033,673
Bannix Acquisition Corp.(g)	57,872	575,248
Banyan Acquisition Corp.(g)	87,049	866,138
Battery Future Acquisition Corp.(g)	92,866	920,302
BCLS Acquisition Corp.(g)	1,935	19,147
Beard Energy Transition Acquisition Corp.(g)	120,587	1,202,252
Belong Acquisition Corp.(g)	60,448	592,995
Berenson Acquisition Corp. I(g)	67,257	657,773
BGP Acquisition Corp.(g)	32,622	319,696
BioPlus Acquisition Corp.(g)	90,836	904,727
Biotech Acquisition Co.(g)	109,702	1,081,662
Bite Acquisition Corp.(g)	82,922	812,636
Black Mountain Acquisition Corp.(g)	80,799	804,758
Black Spade Acquisition Co.(g)	28,533	277,911
bleuacacia, Ltd.(g)	210,684	2,058,383
Blockchain Coinvestors Acquisition Corp. I(g)	211,857	2,118,570
Blockchain Moon Acquisition Corp.(g)	41,209	407,145
Blue Ocean Acquisition Corp.(g)	50,462	500,583
Blue Safari Group Acquisition Corp.(g)	20,853	209,990
Blue Whale Acquisition Corp. I(g)	16,386	158,944
Blue World Acquisition Corp.(g)	51,687	524,903
BlueRiver Acquisition Corp.(g)	23,897	234,908
Bluescape Opportunities Acquisition Corp.(g)	175,838	1,739,038
BOA Acquisition Corp.(g)	74,344	735,262
Bridgetown Holdings, Ltd.(g)	7,835	77,488
Broad Capital Acquisition Corp.(g)	69,924	694,345
Broadscale Acquisition Corp.(g)	10,459	103,021
Brookline Capital Acquisition Corp.(g)	806	8,157
Build Acquisition Corp.(g)	36,073	353,515
Bullpen Parlay Acquisition Co.(g)	115,467	1,152,938
BurTech Acquisition Corp.(g)	163,089	1,621,105
BYTE Acquisition Corp.(g)	163,063	1,596,387
C5 Acquisition Corp.(g)	144,119	1,435,425
Cactus Acquisition Corp. 1, Ltd.(g)	49,956	498,561
Canna-Global Acquisition Corp.(g)	163,278	1,632,780
Capitalworks Emerging Markets Acquisition Corp.(g)	138,241	1,381,028
Carney Technology Acquisition Corp. II(g)	81,138	799,209
Cartica Acquisition Corp.(g)	148,709	1,489,321
Cascade Acquisition Corp.(g)	17,998	181,240
Catalyst Partners Acquisition Corp.(g)	20,382	199,540
Catcha Investment Corp.(g)	120,767	1,185,932
CC Neuberger Principal Holdings II(g)	75,415	749,625
CC Neuberger Principal Holdings III(g)	10,117	99,450

Semi-Annual Report | April 30, 2022	11

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
CENAQ Energy Corp.(g)	122,480	$1,228,474
CF Acquisition Corp. IV(g)	120,117	1,181,951
CF Acquisition Corp. VII(g)	21,449	213,847
CF Acquisition Corp. VIII(g)	46,841	473,094
Chain Bridge I(g)	66,734	664,003
Chardan NexTech Acquisition 2 Corp.(g)	30,163	303,741
Chavant Capital Acquisition Corp.(g)	2,703	26,895
Churchill Capital Corp. VI(g)	26,323	258,229
Churchill Capital Corp. VII(g)	94,864	929,667
CHW Acquisition Corp.(g)	19,389	191,951
CIIG Capital Partners II, Inc.(g)	42,062	427,771
Clarim Acquisition Corp.(g)	37,272	366,011
Class Acceleration Corp.(g)	90,133	884,205
Clean Earth Acquisitions Corp.(g)	99,174	1,002,649
CleanTech Acquisition Corp.(g)	32,844	330,082
ClimateRock(g)	23,557	236,983
Clover Leaf Capital Corp.(g)	17,736	179,754
Cohn Robbins Holdings Corp.(g)	17,985	178,411
Colicity, Inc.(g)	46,304	453,779
Colombier Acquisition Corp.(g)	23,210	225,833
Compute Health Acquisition Corp.(g)	21,234	208,306
Concord Acquisition Corp. III(g)	98,362	979,686
Consilium Acquisition Corp. I, Ltd.(g)	78,255	769,247
Constellation Acquisition Corp. I(g)	24,177	237,660
Conx Corp.(g)	30,069	296,781
Corner Growth Acquisition Corp.(g)	65,955	650,316
Corner Growth Acquisition Corp. 2(g)	32,871	327,724
Counter Press Acquisition Corp.(g)	20,213	203,343
COVA Acquisition Corp.(g)	105,029	1,032,435
Crescera Capital Acquisition Corp.(g)	127,583	1,270,089
Crixus BH3 Acquisition Co.(g)	15,539	153,758
Crown PropTech Acquisitions(g)	65,036	641,905
Crucible Acquisition Corp.(g)	125,933	1,236,662
Crypto 1 Acquisition Corp.(g)	20,390	202,065
Crystal Peak Acquisition(g)	334,985	3,333,101
D & Z Media Acquisition Corp.(g)	68,000	667,080
DA32 Life Science Tech Acquisition Corp.(g)	108,727	1,060,088
Data Knights Acquisition Corp.(g)	43,918	448,842
Decarbonization Plus Acquisition Corp. IV(g)	44,370	440,150
DEE Tech SA(g)	41,293	431,265
Deep Lake Capital Acquisition Corp.(g)	55,459	545,717
Deep Medicine Acquisition Corp.(g)	74,268	740,452
Delwinds Insurance Acquisition Corp.(g)	56,351	561,819
Denali Capital Acquisition Corp.(g)	27,621	277,591
DHB Capital Corp.(g)	19,989	195,892
DHC Acquisition Corp.(g)	32,595	319,105
DiamondHead Holdings Corp.(g)	74,868	734,455
Digital Health Acquisition Corp.(g)	35,344	354,500

12

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Digital Transformation Opportunities Corp.(g)	141,108	$1,383,564
Digital World Acquisition Corp., Class B(c)(g)	25,893	793,620
DILA Capital Acquisition Corp.(g)	20,741	204,091
Direct Selling Acquisition Corp.(g)	154,081	1,543,892
Disruptive Acquisition Corp. I(g)	12,124	119,300
Disruptive Capital Acquisition Co., Ltd.(g)	58,870	736,560
dMY Technology Group, Inc. VI(g)	27,831	273,022
DP Cap Acquisition Corp. I(g)	89,472	890,246
DPCM Capital, Inc.(g)	1,927	19,058
Dragoneer Growth Opportunities Corp. III(g)	28,687	281,133
DTRT Health Acquisition Corp.(g)	172,459	1,734,938
Duddell Street Acquisition Corp.(g)	97,559	970,712
DUET Acquisition Corp.(g)	5,996	59,360
Dune Acquisition Corp.(g)	63,725	634,701
E.Merge Technology Acquisition Corp.(g)	188,453	1,871,338
Edify Acquisition Corp.(g)	29,024	284,725
EdtechX Holdings Acquisition Corp. II(g)	2,562	25,927
EG Acquisition Corp.(g)	107,079	1,041,879
EJF Acquisition Corp.(g)	46,408	458,047
Elliott Opportunity II Corp.(g)	27,348	267,737
Emerging Markets Horizon Corp.(g)	112,680	1,117,786
Empowerment & Inclusion Capital I Corp.(g)	145,975	1,433,474
Endurance Acquisition Corp.(g)	30,511	302,974
Energem Corp.(g)	72,341	724,133
Energy Transition Partners BV(g)	50,557	533,352
Enterprise 4.0 Technology Acquisition Corp.(g)	44,710	445,535
Epiphany Technology Acquisition Corp.(g)	188,936	1,857,241
EQ Health Acquisition Corp.(g)	76,034	745,133
ESG Core Investments BV(g)	281,009	2,845,931
ESGEN Acquisition Corp.(g)	158,733	1,594,473
ESM Acquisition Corp.(g)	18,627	182,545
Eucrates Biomedical Acquisition Corp.(g)	22,562	222,913
European Biotech Acquisition Corp.(g)	1,223	11,998
EVe Mobility Acquisition Corp.(g)	83,089	823,412
Everest Consolidator Acquisition Corp.(g)	100,984	1,010,850
Evergreen Corp.(g)	70,092	707,929
Evo Acquisition Corp.(g)	56,878	557,404
ExcelFin Acquisition Corp.(g)	51,002	507,980
Executive Network Partnering Corp.(g)	18,468	182,833
Far Peak Acquisition Corp.(g)	21,242	209,659
FAST Acquisition Corp. II(g)	28,787	281,537
Fat Projects Acquisition Corp., Class B(c)(g)	4,886	8,893
Fat Projects Acquisition Corp.(g)	61,845	611,647
FG Acquisition Corp.(g)	50,526	517,891
FG Merger Corp.(g)	1,483	14,934
Fifth Wall Acquisition Corp. III(g)	77,093	750,886
Figure Acquisition Corp. I(g)	6,245	61,170
Financial Strategies Acquisition Corp.(g)	65,207	648,810

Semi-Annual Report | April 30, 2022	13

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Financials Acquisition Corp.(g)	57,393	$716,276
Finnovate Acquisition Corp.(g)	100,186	999,355
FinServ Acquisition Corp. II(g)	50,815	497,479
FinTech Acquisition Corp. VI(g)	150,553	1,481,442
Fintech Ecosystem Development Corp.(g)	54,704	547,040
Fintech Evolution Acquisition Group(g)	61,069	598,476
First Light Acquisition Group, Inc.(g)	45,338	449,526
First Reserve Sustainable Growth Corp.(g)	17,131	167,712
Flame Acquisition Corp.(g)	177,120	1,734,005
Focus Impact Acquisition Corp.(g)	56,923	565,815
Forbion European Acquisition Corp.(g)	22,181	221,366
Forest Road Acquisition Corp. II(g)	97,924	959,655
Fortistar Sustainable Solutions Corp.(g)	57,176	561,468
Fortress Capital Acquisition Corp.(g)	124,120	1,221,341
Fortress Value Acquisition Corp. III(g)	34,526	339,563
Fortress Value Acquisition Corp. IV(g)	13,870	135,857
Fortune Rise Acquisition Corp.(g)	36,191	364,443
Forum Merger IV Corp.(g)	104,456	1,022,624
Founder SPAC(g)	233,253	2,344,193
Frazier Lifesciences Acquisition Corp.(g)	19,116	188,675
Freedom Acquisition I Corp.(g)	18,275	179,369
Frontier Acquisition Corp.(g)	57,947	568,460
FTAC Athena Acquisition Corp.(g)	5,118	50,156
FTAC Emerald Acquisition Corp.(g)	54,216	532,401
FTAC Hera Acquisition Corp.(g)	227,355	2,230,353
FTAC Parnassus Acquisition Corp.(g)	40,334	395,475
FTAC Zeus Acquisition Corp.(g)	271,313	2,680,572
Fusion Acquisition Corp. II(g)	188,052	1,842,910
Future Health ESG Corp.(g)	77,163	763,914
FutureTech II Acquisition Corp.(g)	52,279	527,948
G Squared Ascend II, Inc.(g)	34,568	339,458
G&P Acquisition Corp.(g)	43,330	432,000
G3 VRM Acquisition Corp.(g)	103,276	1,045,153
Galata Acquisition Corp.(g)	53,213	530,534
Games & Esports Experience Acquisition Corp.(g)	118,761	1,191,173
Gaming & Hospitality Acquisition Corp.(g)	48,459	477,321
Gardiner Healthcare Acquisitions Corp.(g)	19,715	195,770
Generation Asia I Acquisition, Ltd.(g)	31,678	310,603
Genesis Growth Tech Acquisition Corp.(g)	47,855	479,029
Genesis Unicorn Capital Corp.(g)	6,940	69,122
GFJ Esg Acquisition I SE(g)	75,358	802,941
GigCapital5, Inc.(g)	60,253	602,530
GigInternational1, Inc.(g)	47,940	480,359
Gladstone Acquisition Corp.(g)	37,300	375,611
Glass Houses Acquisition Corp.(g)	150,419	1,469,594
Global Consumer Acquisition Corp.(g)	36,026	361,341
Global Partner Acquisition Corp. II(g)	31,433	309,301
Global SPAC Partners Co.(g)	55,273	559,639

14

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Global Synergy Acquisition Corp.(g)	109,666	$1,091,725
Global Technology Acquisition Corp. I(g)	85,831	857,452
Globalink Investment, Inc.(g)	58,520	582,859
GO Acquisition Corp.(g)	133,924	1,329,865
Goal Acquisitions Corp.(g)	88,824	870,475
GoGreen Investments Corp.(g)	130,678	1,309,394
Golden Arrow Merger Corp.(g)	92,834	909,773
Golden Falcon Acquisition Corp.(g)	139,454	1,372,227
Goldenstone Acquisition, Ltd.(g)	2,191	21,768
Good Works II Acquisition Corp.(g)	61,516	607,778
Gores Holdings IX, Inc.(g)	121,537	1,182,555
Gores Holdings VII, Inc.(g)	297,586	2,916,343
Gores Holdings VIII, Inc.(g)	21,559	213,865
Gores Technology Partners II, Inc.(g)	49,313	482,774
Gores Technology Partners, Inc.(g)	1,934	18,953
Graf Acquisition Corp. IV(g)	55,750	544,677
Green Visor Financial Technology Acquisition Corp. I(g)	95,725	960,600
Group Nine Acquisition Corp.(g)	5,277	51,899
Growth For Good Acquisition Corp.(g)	129,444	1,261,432
GSR II Meteora Acquisition Corp.(g)	142,738	1,440,207
Hamilton Lane Alliance Holdings I, Inc.(g)	21,117	207,791
Hawks Acquisition Corp.(g)	117,468	1,150,012
Haymaker Acquisition Corp. III, Class A(g)	47,715	473,333
HCM ACQUISITION Corp.(g)	21,112	210,487
Health Assurance Acquisition Corp.(g)	20,290	200,059
Health Sciences Acquisitions Corp. 2(g)	60,126	597,652
Healthcare AI Acquisition Corp.(g)	103,771	1,033,559
Healthcare Services Acquisition Corp.(g)	13,003	128,080
Healthwell Acquisition Corp. I(g)	2,001	19,390
Heartland Media Acquisition Corp., Class A(g)	2,998	29,920
Hennessy Capital Investment Corp. V(g)	9,468	92,976
HH&L Acquisition Co.(g)	89,355	878,360
HHG Capital Corp.(g)	17,425	173,901
HIG Acquisition Corp.(g)	103,397	1,021,562
Highland Transcend Partners I Corp.(g)	31,494	310,531
HNR Acquisition Corp.(g)	44,874	448,740
Home Plate Acquisition Corp.(g)	46,382	453,152
HPX Corp.(g)	25,649	255,210
Hudson Executive Investment Corp. II(g)	44,517	436,712
Hudson Executive Investment Corp. III(g)	134,382	1,319,631
HumanCo Acquisition Corp.(g)	18,985	187,002
Hunt Cos. Acquisition Corp. I(g)	105,412	1,058,336
I2PO SA(g)	95,238	999,692
Ibere Pharmaceuticals(g)	6,446	63,300
Iconic Sports Acquisition Corp.(g)	85,644	862,435
IG Acquisition Corp.(g)	13,337	131,770
Ignyte Acquisition Corp.(g)	17,138	169,152
Inception Growth Acquisition, Ltd.(g)	33,772	334,005

Semi-Annual Report | April 30, 2022	15

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Independence Holdings Corp.(g)	3,378	$33,206
Industrial Human Capital, Inc.(g)	14,916	149,533
Industrial Tech Acquisitions II, Inc.(g)	101,997	1,018,950
Infinite Acquisition Corp.(g)	78,365	776,597
InFinT Acquisition Corp.(g)	110,294	1,104,043
Innovative International Acquisition Corp.(g)	134,343	1,346,117
Insight Acquisition Corp.(g)	36,845	362,739
Integral Acquisition Corp. 1(g)	38,577	381,527
Integrated Rail and Resources Acquisition Corp.(g)	153,090	1,526,307
Integrated Wellness Acquisition Corp.(g)	58,418	585,933
Intelligent Medicine Acquisition Corp.(g)	114,155	1,141,550
International Media Acquisition Corp.(g)	72,534	720,988
InterPrivate IV InfraTech Partners, Inc.(g)	80,861	792,438
Investcorp Europe Acquisition Corp. I(g)	55,193	551,930
ION Acquisition Corp. 3, Ltd.(g)	1,887	18,436
Iron Spark I, Inc.	38,366	382,509
Isleworth Healthcare Acquisition Corp.(g)	50,061	497,106
ITHAX Acquisition Corp.(g)	107,529	1,061,311
Itiquira Acquisition Corp.(g)	119,763	1,179,067
IX Acquisition Corp.(g)	22,361	220,170
Jackson Acquisition Co.(g)	5,642	55,743
Jaguar Global Growth Corp. I(g)	87,589	868,445
Jaws Juggernaut Acquisition Corp.(g)	14,501	142,327
Jaws Mustang Acquisition Corp.(g)	159,559	1,570,061
Jiya Acquisition Corp.(g)	788	7,762
JOFF Fintech Acquisition Corp.(g)	122,924	1,204,655
Juniper II Corp.(g)	40,172	399,310
Jupiter Acquisition Corp.(g)	14,439	139,986
Jupiter Wellness Acquisition Corp.(g)	88,009	876,570
Kadem Sustainable Impact Corp.(g)	75,482	738,591
Kairos Acquisition Corp.(g)	11,597	114,230
Kairous Acquisition Corp. ltd(g)	13,555	135,008
Kensington Capital Acquisition Corp. V(g)	58,918	584,467
Kernel Group Holdings, Inc.(g)	59,893	588,149
Keyarch Acquisition Corp.(g)	20,135	197,625
Khosla Ventures Acquisition Co.(g)	18,131	177,321
Kimbell Tiger Acquisition Corp.(g)	119,582	1,201,799
Kingswood Acquisition Corp.(g)	43,907	449,169
KINS Technology Group, Inc.(g)	128,748	1,297,136
Kismet Acquisition Two Corp.(g)	39,461	387,507
KKR Acquisition Holdings I Corp.(g)	189,166	1,853,827
KL Acquisition Corp.(g)	49,319	485,792
KludeIn I Acquisition Corp.(g)	30,562	304,092
KnightSwan Acquisition Corp.(g)	8,994	89,580
L Catterton Asia Acquisition Corp.(g)	5,761	56,458
Lakeshore Acquisition I Corp.(g)	12,332	122,210
LAMF Global Ventures Corp. I(g)	138,675	1,379,816
Landcadia Holdings IV, Inc.(g)	72,758	711,573

16

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Larkspur Health Acquisition Corp.(g)	35,393	$352,160
LatAmGrowth SPAC(g)	75,699	755,098
LAVA Medtech Acquisition Corp.(g)	37,985	381,369
Lazard Growth Acquisition Corp. I(g)	64,054	629,010
LDH Growth Corp. I(g)	42,328	415,238
Lefteris Acquisition Corp.(g)	43,328	428,081
Legato Merger Corp. II(g)	88,433	879,024
Leo Holdings Corp. II(g)	50,399	496,430
Levere Holdings Corp.(g)	54,573	535,361
LF Capital Acquisition Corp. II, Class A(g)	166,778	1,671,116
Liberty Resources Acquisition Corp.(g)	76,982	771,360
LightJump Acquisition Corp.(g)	59,263	589,074
Lionheart III Corp.(g)	77,022	768,680
LIV Capital Acquisition Corp. II(g)	58,346	581,418
LMF Acquisition Opportunities, Inc.(g)	59,099	600,150
Longview Acquisition Corp. II(g)	31,993	312,892
Lux Health Tech Acquisition Corp.(g)	40,694	401,650
M3-Brigade Acquisition II Corp.(g)	86,250	843,525
M3-Brigade Acquisition III Corp.(g)	14,905	148,752
Macondray Capital Acquisition Corp. I(g)	84,283	837,773
Magnum Opus Acquisition, Ltd.(g)	36,420	359,283
Malacca Straits Acquisition Co., Ltd.(g)	26,253	266,205
Mana Capital Acquisition Corp.(g)	39,874	395,151
Marblegate Acquisition Corp.(g)	121,783	1,202,607
Marlin Technology Corp.(g)	273,988	2,698,782
Mason Industrial Technology, Inc.(g)	4,963	48,687
Maxpro Capital Acquisition Corp.(g)	37,123	372,901
McLaren Technology Acquisition Corp.(g)	122,181	1,224,254
MDH Acquisition Corp.(g)	54,356	532,689
Medicus Sciences Acquisition Corp.(g)	80,321	790,359
Mercato Partners Acquisition Corp.(g)	99,370	989,725
Metal Sky Star Acquisition Corp.(g)	40,420	407,029
Metals Acquisition Corp.(g)	35,266	351,955
Minority Equality Opportunities Acquisition, Inc.(g)	140,593	1,418,583
Mission Advancement Corp.(g)	89,303	874,276
Model Performance Acquisition Corp.(g)	8,645	87,833
Monterey Bio Acquisition Corp.(g)	60,261	603,815
Monument Circle Acquisition Corp.(g)	16,295	160,017
Moringa Acquisition Corp.(g)	35,406	348,749
Motive Capital Corp. II(g)	24,618	244,211
Mount Rainier Acquisition Corp.(g)	13,035	130,676
Mountain & Co. I Acquisition Corp.(g)	125,353	1,269,826
Mountain Crest Acquisition Corp. IV(g)	34,801	346,444
Mountain Crest Acquisition Corp. V(g)	18,152	178,979
Mudrick Capital Acquisition Corp. II(g)	413,808	4,162,908
Murphy Canyon Acquisition Corp.(g)	51,468	521,886
Music Acquisition Corp.(g)	108,303	1,061,369
Nabors Energy Transition Corp.(g)	188,038	1,880,380

Semi-Annual Report | April 30, 2022	17

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Natural Order Acquisition Corp.(g)	17,483	$174,131
New Energy One Acquisition Corp. PLC(g)	445,953	5,649,695
New Providence Acquisition Corp. II(g)	77,530	771,423
New Vista Acquisition Corp.(g)	46,189	454,038
Newbury Street Acquisition Corp.(g)	20,019	195,986
Newcourt Acquisition Corp.(g)	126,219	1,264,714
Noble Rock Acquisition Corp.(g)	56,711	556,902
North Atlantic Acquisition Corp.(g)	57,083	567,976
North Mountain Merger Corp.(g)	1,650	16,335
Northern Lights Acquisition Corp.(g)	134,217	1,362,303
Northern Star Investment Corp. II(g)	201,428	1,976,009
Northern Star Investment Corp. III(g)	58,650	574,770
Northern Star Investment Corp. IV(g)	70,002	685,320
NorthView Acquisition Corp.(g)	38,482	381,164
Nova Vision Acquisition Corp.(g)	32,258	323,870
Nubia Brand International Corp.(g)	58,524	587,581
OCA Acquisition Corp.(g)	9,841	98,804
OceanTech Acquisitions I Corp.(g)	55,467	560,217
Omega Alpha SPAC(g)	12,550	123,743
Omnichannel Acquisition Corp.(g)	7,520	75,050
OmniLit Acquisition Corp.(g)	77,702	778,574
One Equity Partners Open Water I Corp.(g)	72,832	714,482
Onyx Acquisition Co. I(g)	137,450	1,378,623
OPY Acquisition Corp. I(g)	5,128	50,613
Orion Acquisition Corp.(g)	23,870	233,926
Osiris Acquisition Corp.(g)	23,661	231,168
Oxbridge Acquisition Corp.(g)	17,547	176,260
Oxus Acquisition Corp.(g)	52,867	528,670
Oyster Enterprises Acquisition Corp.(g)	114,212	1,120,420
Pacifico Acquisition Corp.(g)	7,239	72,571
Papaya Growth Opportunity Corp. I(g)	114,924	1,144,643
Parabellum Acquisition Corp.(g)	66,764	657,625
Parsec Capital Acquisitions Corp.(g)	41,916	419,998
Pathfinder Acquisition Corp.(g)	32,966	323,726
Patria Latin American Opportunity Acquisition Corp.(g)	92,291	934,446
Pearl Holdings Acquisition Corp.(g)	36,968	368,016
Pegasus Digital Mobility Acquisition Corp.(g)	65,953	654,913
Pegasus Digital Mobility Acquisition Corp., Class B(c)(g)	4,456	7,620
PepperLime Health Acquisition Corp.(g)	23,753	234,442
Perception Capital Corp. II(g)	118,089	1,183,252
Peridot Acquisition Corp. II(g)	30,189	296,003
Pershing Square Tontine Holdings, Ltd.(g)	39,835	792,318
Phoenix Biotech Acquisition Corp.(g)	57,685	578,004
PHP Ventures Acquisition Corp.(g)	32,042	321,061
Pine Island Acquisition Corp.(g)	32,688	322,565
Pine Technology Acquisition Corp.(g)	162,272	1,587,020
Pioneer Merger Corp.(g)	17,566	172,849
Pivotal Investment Corp. III(g)	14,002	137,220

18

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Plum Acquisition Corp. I(g)	73,302	$718,360
PMV Consumer Acquisition Corp.(g)	35,259	348,888
Pono Capital Corp.(g)	42,685	429,838
Pontem Corp.(g)	58,443	575,079
Population Health Investment Co., Inc.(g)	5,397	53,322
Power & Digital Infrastructure Acquisition II Corp.(g)	44,362	436,966
Powered Brands(g)	32,988	324,932
PowerUp Acquisition Corp.(g)	141,091	1,427,841
Primavera Capital Acquisition Corp.(g)	176,947	1,739,389
Priveterra Acquisition Corp.(g)	42,674	419,059
Progress Acquisition Corp.(g)	36,214	357,794
PROOF Acquisition Corp. I(g)	61,707	613,676
Property Solutions Acquisition Corp. II(g)	25,701	251,356
PropTech Investment Corp. II(g)	41,944	412,729
Prospector Capital Corp.(g)	18,816	185,149
Provident Acquisition Corp.(g)	46,397	457,474
Pyrophyte Acquisition Corp.(g)	59,361	593,610
RCF Acquisition Corp.(g)	109,504	1,091,755
Recharge Acquisition Corp.(g)	126,426	1,262,996
RedBall Acquisition Corp.(g)	44,601	443,334
Redwoods Acquisition Corp.(g)	32,327	326,826
Relativity Acquisition Corp.(g)	48,410	484,342
Revelstone Capital Acquisition Corp.(g)	2,736	27,032
Revolution Healthcare Acquisition Corp.(g)	13,086	128,374
RF Acquisition Corp.(g)	23,928	241,651
Ribbit LEAP, Ltd.(g)	12,229	121,067
Rigel Resource Acquisition Corp.(g)	64,290	642,900
Riverview Acquisition Corp.(g)	53,597	533,521
ROC Energy Acquisition Corp.(g)	74,024	736,539
Rocket Internet Growth Opportunities Corp.(g)	33,430	327,614
Rose Hill Acquisition Corp.(g)	83,056	833,052
Rosecliff Acquisition Corp. I(g)	91,784	899,483
Ross Acquisition Corp. II(g)	2,870	28,183
Roth Ch Acquisition IV Co.(g)	10,035	99,949
Roth CH Acquisition V Co.(g)	62,531	617,181
RXR Acquisition Corp.(g)	12,933	126,873
Sagaliam Acquisition Corp.(g)	100,069	994,686
Sanaby Health Acquisition Corp. I(g)	90,010	903,700
Sandbridge X2 Corp.(g)	15,181	148,774
Sarissa Capital Acquisition Corp.(g)	712	7,049
Science Strategic Acquisition Corp. Alpha(g)	107,999	1,060,550
ScION Tech Growth I(g)	174,243	1,716,294
ScION Tech Growth II(g)	60,966	599,296
SCP & Co. Healthcare Acquisition Co(g)	32,688	321,160
Screaming Eagle Acquisition Corp.(g)	67,654	663,686
Sculptor Acquisition Corp. I(g)	36,931	367,463
Seaport Calibre Materials Acquisition Corp.(g)	39,743	395,840
Seaport Global Acquisition II Corp.(g)	91,410	910,901

Semi-Annual Report | April 30, 2022	19

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Semper Paratus Acquisition Corp.(g)	196,100	$1,964,922
Senior Connect Acquisition Corp. I(g)	185,610	1,826,402
Shelter Acquisition Corp. I(g)	39,147	385,206
ShoulderUp Technology Acquisition Corp.(g)	201,607	2,001,958
SHUAA Partners Acquisition Corp. I(g)	45,916	461,685
Sierra Lake Acquisition Corp.(g)	66,804	660,358
Signal Hill Acquisition Corp.(g)	26,924	267,625
Silver Crest Acquisition Corp.(g)	154,643	1,521,687
Silver Spike III Acquisition Corp.(g)	55,043	550,430
SILVERspac, Inc.(g)	55,349	537,439
Simon Property Group Acquisition Holdings, Inc.(g)	10,510	102,998
Sizzle Acquisition Corp.(g)	87,181	873,118
Skydeck Acquisition Corp.(g)	13,316	130,497
Slam Corp.(g)	75,509	740,743
Soar Technology Acquisition Corp.(g)	57,771	586,953
Social Capital Hedosophia Holdings Corp. VI(g)	19,215	196,762
Social Capital Suvretta Holdings Corp. I(g)	67,140	663,343
Social Capital Suvretta Holdings Corp. II(g)	58,318	566,851
Social Capital Suvretta Holdings Corp. III(g)	35,640	352,123
Social Capital Suvretta Holdings Corp. IV(g)	86,410	840,769
Social Leverage Acquisition Corp. I(g)	47,446	464,976
Software Acquisition Group, Inc. III(g)	45,702	458,848
Sound Point Acquisition Corp. I, Ltd.(g)	99,902	1,013,006
SoundHound AI, Inc.(g)	707	5,783
Southport Acquisition Corp.(g)	49,077	486,844
Spear Investments I BV(g)	20,690	218,815
Spindletop Health Acquisition Corp.(g)	122,357	1,223,570
SportsMap Tech Acquisition Corp.(g)	30,800	306,460
SportsTek Acquisition Corp.(g)	34,022	333,075
Spree Acquisition Corp. 1, Ltd.(g)	75,747	757,470
Springwater Special Situations Corp.(g)	58,969	583,203
ST Energy Transition I, Ltd.(g)	91,169	901,661
StoneBridge Acquisition Corp.(g)	109,133	1,088,602
Stratim Cloud Acquisition Corp.(g)	51,586	506,575
Summit Healthcare Acquisition Corp.(g)	42,915	417,563
Supernova Partners Acquisition Co. III, Ltd.(g)	25,440	249,312
Sustainable Development Acquisition I Corp.(g)	142,964	1,402,477
SVF Investment Corp.(g)	180,495	1,779,681
SVF Investment Corp. 2(g)	218,988	2,152,652
SVF Investment Corp. 3(g)	68,743	681,931
Swiftmerge Acquisition Corp.(g)	72,847	717,179
Tailwind Acquisition Corp.(g)	97,632	967,533
Tailwind International Acquisition Corp.(g)	234,566	2,305,784
Talon 1 Acquisition Corp.(g)	143,866	1,448,731
Target Global Acquisition I Corp.(g)	102,140	1,012,207
Tastemaker Acquisition Corp.(g)	74,624	740,270
TB SA Acquisition Corp.(g)	81,664	801,124
Tech and Energy Transition Corp.(g)	64,240	629,552

20

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Technology & Telecommunication Acquisition Corp.(g)	52,993	$529,400
Tekkorp Digital Acquisition Corp.(g)	1,256	12,397
Thrive Acquisition Corp.(g)	95,562	960,398
Thunder Bridge Capital Partners III, Inc.(g)	43,566	427,382
Tiga Acquisition Corp.(g)	641	6,577
Tio Tech A(g)	22,150	217,291
Tishman Speyer Innovation Corp. II(g)	85,092	835,603
TKB Critical Technologies 1(g)	113,531	1,138,716
TLG Acquisition One Corp.(g)	96,180	943,526
TLGY Acquisition Corp.(g)	136,622	1,365,537
TPG Pace Beneficial Finance Corp.(g)	113,576	1,124,402
TPG Pace Beneficial II Corp.(g)	150,036	1,471,853
Transition SA(g)	33,822	348,778
Trepont Acquisition Corp. I(g)	90,763	914,891
Tribe Capital Growth Corp. I(g)	72,859	714,382
Trine II Acquisition Corp.(g)	125,836	1,250,810
Tuatara Capital Acquisition Corp.(g)	15,548	154,392
Turmeric Acquisition Corp.(g)	606	5,999
Twelve Seas Investment Co. II(g)	85,682	839,684
Twin Ridge Capital Acquisition Corp.(g)	8,071	79,177
TZP Strategies Acquisition Corp.(g)	138,058	1,357,110
UTA Acquisition Corp.(g)	88,121	886,497
Vahanna Tech Edge Acquisition I Corp.(g)	132,585	1,324,524
Valor Latitude Acquisition Corp.(g)	20,577	201,655
Valuence Merger Corp. I(g)	121,556	1,222,853
VAM Investments Spac BV(g)	25,279	262,681
Vector Acquisition Corp. II(g)	14,215	139,733
Velocity Acquisition Corp.(g)	77,596	759,665
Viscogliosi Brothers Acquisition Corp.(g)	41,703	413,277
Vision Sensing Acquisition Corp.(g)	65,576	657,399
VMG Consumer Acquisition Corp.(g)	124,658	1,241,594
VPC Impact Acquisition Holdings II(g)	7,231	71,081
Vy Global Growth(g)	31,512	313,544
Warburg Pincus Capital Corp. I-A(g)	52,113	512,271
Warburg Pincus Capital Corp. I-B(g)	61,234	601,930
Warrior Technologies Acquisition Co.(g)	125,462	1,244,583
Welsbach Technology Metals Acquisition Corp.(g)	29,572	293,059
Western Acquisition Ventures Corp.(g)	29,980	297,851
Williams Rowland Acquisition Corp.(g)	143,801	1,438,010
WinVest Acquisition Corp.(g)	115,745	1,151,084
World Quantum Growth Acquisition Corp.(g)	84,860	841,811
Worldwide Webb Acquisition Corp.(g)	2,153	21,272
XPAC Acquisition Corp.(g)	11,711	114,065
Yotta Acquisition Corp.(g)	47,369	475,585
Z-Work Acquisition Corp.(g)	43,015	422,837
		400,890,624

Semi-Annual Report | April 30, 2022	21

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES		$400,890,624
(Cost $394,836,232)

WARRANTS - 0.62%(g)
10X Capital Venture Acquisition Corp. III, Expires 12/31/2027, Strike Price $11.50	55,754	11,145
7 Acquisition Corp., Expires 11/05/2026, Strike Price $11.50	25,051	7,791
Achari Ventures Holdings Corp. I, Expires 08/05/2026, Strike Price $11.50	38,384	7,677
Ahren Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	47,850	13,424
Alpha Healthcare Acquisition Corp. III, Expires 04/12/2027, Strike Price $11.50	3,816	2,557
Alset Capital Acquisition Corp., Expires 02/02/2027, Strike Price $11.50	13,297	1,795
ALSP Orchid Acquisition Corp. I, Expires 05/03/2023, Strike Price $11.50	52,397	13,361
AP Acquisition Corp., Expires 12/07/2026, Strike Price $11.50	9,857	2,834
Apeiron Capital Investment Corp., Expires 06/24/2023, Strike Price $11.50	49,159	7,860
APx Acquisition Corp. I, Expires 08/19/2028, Strike Price $11.50	3,981	916
Arbor Rapha Capital Bioholdings Corp. I, Expires 03/14/2023, Strike Price $11.50	23,851	5,250
Arctos NorthStar Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	28,596	9,883
Arena Fortify Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	51,232	9,222
Arisz Acquisition Corp., Expires 05/01/2023, Strike Price $11.50	34,348	8,243
Artemis Strategic Investment Corp., Expires 02/12/2023, Strike Price $11.50	52,405	8,909
Ascendant Digital Acquisition Corp. III, Expires 04/19/2023, Strike Price $11.50	78,866	31,893
Athena Consumer Acquisition Corp., Expires 07/20/2023, Strike Price $11.50	33,717	6,406
Athena Technology Acquisition Corp. II, Expires 10/17/2028, Strike Price $11.50	36,968	8,682
Athlon Acquisition Corp., Expires 03/05/2026, Strike Price $11.50	10,917	1,747
Atlantic Coastal Acquisition Corp. II, Expires 06/02/2028, Strike Price $11.50	80,774	15,929
Ault Disruptive Technologies Corp., Expires 06/20/2028, Strike Price $11.50	18,483	2,588
Aurora Technology Acquisition Corp., Expires 02/07/2028, Strike Price $11.50	63,578	3,262
Axios Sustainable Growth Acquisition Corp., Expires 02/16/2027, Strike Price $11.50	43,990	5,279
Banyan Acquisition Corp., Expires 09/30/2028, Strike Price $11.50	45,560	9,568
Battery Future Acquisition Corp., Expires 05/26/2028, Strike Price $11.50	36,968	10,351
Beard Energy Transition Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	60,293	18,088
BenevolentAI, Expires 06/30/2026, Strike Price $11.50	7,014	3,959
Benson Hill Inc., Expires 03/25/2027, Strike Price $3.90(c)	187,607	296,419
BioPlus Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	45,412	9,160
Black Mountain Acquisition Corp., Expires 10/15/2027, Strike Price $11.50	46,279	9,719
Black Spade Acquisition Co., Expires 06/29/2023, Strike Price $11.50	14,266	2,609
bleuacacia, Ltd., Expires 10/30/2026, Strike Price $11.50	100,804	29,233
Blockchain Coinvestors Acquisition Corp. I, Expires 11/01/2028, Strike Price $11.50	93,986	27,265
Blue Ocean Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	16,257	4,471
Bluescape Opportunities Acquisition Corp., Expires 01/31/2026, Strike Price $11.50	49,310	16,768
Bullpen Parlay Acquisition Co., Expires 12/03/2026, Strike Price $11.50	57,733	14,999
BurTech Acquisition Corp., Expires 12/18/2026, Strike Price $11.50	23,368	2,512
BYTE Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	20,143	3,968
C5 Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	72,059	20,176
Cactus Acquisition Corp. 1, Ltd., Expires 07/20/2023, Strike Price $11.50	21,180	3,548
Canna-Global Acquisition Corp., Expires 02/09/2028, Strike Price $11.50	154,766	19,346
Capitalworks Emerging Markets Acquisition Corp., Expires 04/27/2028, Strike Price $11.50	69,120	16,630

22

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Carney Technology Acquisition Corp. II, Expires 11/30/2027, Strike Price $11.50	46,429	$14,393
Cartica Acquisition Corp., Expires 04/30/2028, Strike Price $11.50	74,354	19,336
Catalyst Partners Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	4,076	1,930
CENAQ Energy Corp., Expires 12/31/2027, Strike Price $11.50	327	62
CF Acquisition Corp. IV, Expires 12/14/2025, Strike Price $11.50	13,333	4,400
CF Acquisition Corp. VII, Expires 03/15/2026, Strike Price $11.50	4,928	2,144
Chain Bridge I, Expires 12/31/2028, Strike Price $11.50	33,367	10,010
Churchill Capital Corp. VII, Expires 02/29/2028, Strike Price $11.50	26,731	14,705
CIIG Capital Partners II, Inc., Expires 02/28/2028, Strike Price $11.50	11,642	3,904
Cineworld, Expires 11/23/2025, Strike Price $0.01	88,914	12,299
Clarim Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	27,552	5,373
Climate Real Impact Solutions II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	24	11
Compute Health Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	26,926	12,930
Concord Acquisition Corp. II, Expires 12/31/2028, Strike Price $11.50	25,741	12,360
Concord Acquisition Corp. III, Expires 12/31/2028, Strike Price $11.50	54,452	17,425
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027, Strike Price $11.50	38,488	7,313
Corner Growth Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	41,045	6,362
Crescera Capital Acquisition Corp., Expires 04/20/2023, Strike Price $11.50	63,791	19,026
Crypto 1 Acquisition Corp., Expires 01/11/2027, Strike Price $11.50	98,684	24,163
Crystal Peak Acquisition, Expires 06/22/2026, Strike Price $11.50	34,484	15,690
D & Z Media Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	1,601	320
DEE Tech SA, Expires 06/23/2023, Strike Price $11.50	35,099	5,371
Deep Lake Capital Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	27,192	5,033
DHC Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	25,249	5,552
DiamondHead Holdings Corp., Expires 01/28/2028, Strike Price $11.50	11,333	3,400
Digital Health Acquisition Corp., Expires 10/14/2023, Strike Price $11.50	17,736	2,659
dMY Technology Group, Inc. VI, Expires 06/25/2023, Strike Price $11.50	3,783	2,278
DUET Acquisition Corp., Expires 07/19/2028, Strike Price $11.50	5,996	959
EG Acquisition Corp., Expires 05/28/2028, Strike Price $11.50	27,981	6,156
Emerging Markets Horizon Corp., Expires 02/08/2028, Strike Price $11.50	73,685	13,256
Empowerment & Inclusion Capital I Corp., Expires 12/31/2027, Strike Price $11.50	16,634	2,661
Energem Corp., Expires 03/10/2023, Strike Price $11.50	45,714	7,319
Energy Transition Partners BV, Expires 07/16/2026, Strike Price $11.50	16,852	5,333
Epiphany Technology Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	36,039	10,451
EQ Health Acquisition Corp., Expires 02/02/2028, Strike Price $11.50	20,194	5,048
ESGEN Acquisition Corp., Expires 06/28/2023, Strike Price $11.50	61,117	17,110
EVe Mobility Acquisition Corp., Expires 05/12/2028, Strike Price $11.50	27,110	6,235
Everest Consolidator Acquisition Corp., Expires 07/19/2023, Strike Price $11.50	50,492	14,640
ExcelFin Acquisition Corp., Expires 07/05/2023, Strike Price $11.50	22,366	3,802
Fat Projects Acquisition Corp., Expires 12/16/2022, Strike Price $11.50	37,947	6,827
Financial Strategies Acquisition Corp., Expires 03/31/2028, Strike Price $11.50	6,820	1,018
Financials Acquisition Corp., Expires 04/04/2027, Strike Price $1150.00	28,696	9,201
Finnovate Acquisition Corp., Expires 04/15/2023, Strike Price $11.50	71,462	13,592
FinServ Acquisition Corp. II, Expires 02/17/2026, Strike Price $11.50	22,794	8,566
FinTech Acquisition Corp. VI, Expires 12/31/2027, Strike Price $11.50	512	301
Fintech Ecosystem Development Corp., Expires 12/31/2028, Strike Price $11.50	27,352	4,296
Fintech Evolution Acquisition Group, Expires 03/31/2028, Strike Price $11.50	17,608	4,391

Semi-Annual Report | April 30, 2022	23

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Flame Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	5,451	$1,308
Forbion European Acquisition Corp., Expires 05/23/2028, Strike Price $11.50	7,393	2,978
Fortistar Sustainable Solutions Corp., Expires 12/31/2027, Strike Price $11.50	39,098	10,754
Fortune Rise Acquisition Corp., Expires 11/26/2023, Strike Price $11.50	15,616	4,060
FTAC Emerald Acquisition Corp., Expires 08/22/2028, Strike Price $11.50	27,108	9,757
FTAC Parnassus Acquisition Corp., Expires 03/10/2026, Strike Price $11.50	10,083	4,535
FTAC Zeus Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	135,656	48,165
Fusion Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	20,782	3,949
Future Health ESG Corp., Expires 02/19/2023, Strike Price $11.50	37,402	7,480
Games & Esports Experience Acquisition Corp., Expires 10/21/2028, Strike Price $11.50	59,290	11,858
Gardiner Healthcare Acquisitions Corp., Expires 07/30/2028, Strike Price $11.50	14,786	2,957
Genesis Growth Tech Acquisition Corp., Expires 05/19/2028, Strike Price $11.50	10,074	2,015
GigCapital5, Inc., Expires 12/31/2028, Strike Price $11.50	3,954	712
GigInternational1, Inc., Expires 12/31/2028, Strike Price $11.50	31,595	5,719
Glass Houses Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	33,299	9,990
Global Technology Acquisition Corp. I, Expires 07/13/2023, Strike Price $11.50	23,734	5,936
Globalink Investment, Inc., Expires 12/03/2026, Strike Price $11.50	14,771	1,112
GoGreen Investments Corp., Expires 06/04/2023, Strike Price $11.50	65,339	16,335
Gores Holdings IX, Inc., Expires 01/14/2029, Strike Price $11.50	40,512	27,350
Green Visor Financial Technology Acquisition Corp. I, Expires 05/08/2023, Strike Price $11.50	47,750	11,937
Growth For Good Acquisition Corp., Expires 11/12/2026, Strike Price $11.50	51,285	10,770
Harvey Gulf, Expires 12/31/2049, Strike Price $0.01	16,636	131,008
HCM ACQUISITION Corp., Expires 12/31/2027, Strike Price $11.50	10,493	1,787
Healthcare AI Acquisition Corp., Expires 12/14/2026, Strike Price $11.50	18,681	7,659
Heartland Media Acquisition Corp., Expires 10/21/2027, Strike Price $11.50	1,499	318
HHG Capital Corp., Expires 12/31/2027, Strike Price $11.50	17,425	2,788
HNR Acquisition Corp., Expires 07/29/2028, Strike Price $11.50	44,874	6,731
Home Plate Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	4,107	1,150
Hunt Cos. Acquisition Corp. I, Expires 12/31/2028, Strike Price $11.50	52,706	10,014
I2PO SA, Expires 07/21/2026, Strike Price $11.50	95,238	22,606
Iconic Sports Acquisition Corp., Expires 04/06/2023, Strike Price $11.50	19,665	5,748
Inception Growth Acquisition, Ltd., Expires 10/15/2026, Strike Price $11.50	2,402	609
Industrial Human Capital, Inc., Expires 12/31/2028, Strike Price $11.50	14,916	1,790
Industrial Tech Acquisitions II, Inc., Expires 12/31/2028, Strike Price $11.50	47,509	12,115
Infinite Acquisition Corp., Expires 11/23/2028, Strike Price $11.50	46,166	18,236
InFinT Acquisition Corp., Expires 05/19/2027, Strike Price $11.50	55,058	8,259
Innovative International Acquisition Corp., Expires 04/03/2023, Strike Price $11.50	71,433	13,579
Integrated Rail and Resources Acquisition Corp., Expires 05/21/2023, Strike Price $11.50	48,874	14,169
Integrated Wellness Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	1,869	449
Intelligent Medicine Acquisition Corp., Expires 01/13/2023, Strike Price $11.50	89,138	20,930
Investcorp Europe Acquisition Corp. I, Expires 11/23/2028, Strike Price $11.50	24,645	5,175
Jackson Acquisition Co., Expires 12/31/2028, Strike Price $11.50	11,842	2,664
Jaguar Global Growth Corp. I, Expires 02/11/2027, Strike Price $11.50	43,794	8,980
Jaws Mustang Acquisition Corp., Expires 01/30/2026, Strike Price $11.50	19,820	10,903
Juniper II Corp., Expires 12/31/2028, Strike Price $11.50	9,381	4,204
Jupiter Acquisition Corp., Expires 08/25/2022, Strike Price $11.50	1,531	452
Kairous Acquisition Corp. ltd, Expires 09/15/2026, Strike Price $11.50	6,765	1,116

24

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Kernel Group Holdings, Inc., Expires 01/31/2027, Strike Price $11.50	1,326	$212
Keyarch Acquisition Corp., Expires 07/25/2028, Strike Price $11.50	24,350	4,321
Kimbell Tiger Acquisition Corp., Expires 09/15/2028, Strike Price $11.50	59,791	16,155
KnightSwan Acquisition Corp., Expires 07/21/2028, Strike Price $11.50	4,497	848
LAMF Global Ventures Corp. I, Expires 04/04/2023, Strike Price $11.50	63,179	18,951
Larkspur Health Acquisition Corp., Expires 05/17/2028, Strike Price $11.50	7,100	1,419
LatAmGrowth SPAC, Expires 01/25/2028, Strike Price $11.50	37,849	7,948
LAVA Medtech Acquisition Corp., Expires 04/01/2023, Strike Price $11.50	57,923	12,853
Lazard Growth Acquisition Corp. I, Expires 12/31/2027, Strike Price $11.50	4,497	2,248
LDH Growth Corp. I, Expires 12/31/2028, Strike Price $11.50	1,613	613
Lefteris Acquisition Corp., Expires 10/23/2025, Strike Price $11.50	26,999	5,867
Levere Holdings Corp., Expires 12/31/2028, Strike Price $11.50	13,463	3,659
LF Capital Acquisition Corp. II, Expires 01/07/2026, Strike Price $11.50	60,499	18,755
Liberty Resources Acquisition Corp., Expires 10/31/2028, Strike Price $11.50	22,928	5,503
Lionheart III Corp., Expires 03/19/2023, Strike Price $11.50	36,580	9,149
LIV Capital Acquisition Corp. II, Expires 02/16/2027, Strike Price $11.50	43,759	7,004
Mana Capital Acquisition Corp., Expires 12/01/2026, Strike Price $11.50	19,933	4,485
McLaren Technology Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	61,067	17,401
Mercato Partners Acquisition Corp., Expires 12/28/2026, Strike Price $11.50	15,665	4,526
Metals Acquisition Corp., Expires 07/12/2026, Strike Price $11.50	8,891	8,891
Monterey Bio Acquisition Corp., Expires 06/07/2023, Strike Price $11.50	24,230	3,264
Monument Circle Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	29,822	5,964
Motive Capital Corp. II, Expires 05/15/2028, Strike Price $11.50	8,206	3,251
Mount Rainier Acquisition Corp., Expires 12/04/2022, Strike Price $11.50	12,935	2,552
Mountain & Co. I Acquisition Corp., Expires 08/24/2023, Strike Price $11.50	62,660	12,902
Music Acquisition Corp., Expires 02/05/2028, Strike Price $11.50	15,545	3,289
Nabors Energy Transition Corp., Expires 11/17/2026, Strike Price $11.50	87,846	30,746
New Energy One Acquisition Corp. PLC, Expires 03/07/2027, Strike Price $11.50	222,976	36,450
New Providence Acquisition Corp. II, Expires 12/31/2027, Strike Price $11.50	21,526	5,702
New Vista Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	14,117	4,482
Newcourt Acquisition Corp., Expires 04/12/2028, Strike Price $11.50	30,398	6,153
NightDragon Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	11,378	5,461
NorthView Acquisition Corp., Expires 10/21/2023, Strike Price $11.50	19,197	3,609
Nova Vision Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,088	2,130
OmniLit Acquisition Corp., Expires 11/08/2026, Strike Price $11.50	31,515	7,501
Onyx Acquisition Co. I, Expires 01/07/2023, Strike Price $11.50	24,790	4,958
Orion Acquisition Corp., Expires 02/19/2026, Strike Price $11.50	5,956	1,906
Oxus Acquisition Corp., Expires 01/27/2023, Strike Price $11.50	20,287	3,690
Papaya Growth Opportunity Corp. I, Expires 12/31/2028, Strike Price $11.50	76,584	16,121
Parsec Capital Acquisitions Corp., Expires 01/08/2023, Strike Price $11.50	9,369	1,639
Pearl Holdings Acquisition Corp., Expires 12/15/2026, Strike Price $11.50	18,484	4,713
PepperLime Health Acquisition Corp., Expires 03/28/2023, Strike Price $11.50	11,876	5,394
Perception Capital Corp. II, Expires 12/31/2028, Strike Price $11.50	58,258	7,574
Phoenix Biotech Acquisition Corp., Expires 09/01/2026, Strike Price $11.50	21,939	4,168
Pine Island Acquisition Corp., Expires 10/29/2027, Strike Price $11.50	2,271	911
Pontem Corp., Expires 12/31/2027, Strike Price $11.50	60,453	14,509
Power & Digital Infrastructure Acquisition II Corp., Expires 12/14/2028, Strike Price $11.50	87,961	39,591

Semi-Annual Report | April 30, 2022	25

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Powered Brands, Expires 12/31/2027, Strike Price $11.50	12,449	$2,635
PROOF Acquisition Corp. I, Expires 12/03/2028, Strike Price $11.50	20,757	5,953
Prospector Capital Corp., Expires 01/01/2025, Strike Price $11.50	21,521	4,461
RCF Acquisition Corp., Expires 04/25/2023, Strike Price $11.50	31,463	13,370
Relativity Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	45,142	6,324
Revelstone Capital Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	53	15
Rigel Resource Acquisition Corp., Expires 04/19/2023, Strike Price $11.50	31,854	12,764
Rose Hill Acquisition Corp., Expires 03/03/2023, Strike Price $11.50	41,528	10,801
Ross Acquisition Corp. II, Expires 02/12/2026, Strike Price $11.50	28,225	14,112
Science Strategic Acquisition Corp. Alpha, Expires 12/31/2027, Strike Price $11.50	79,319	14,285
Screaming Eagle Acquisition Corp., Expires 12/15/2027, Strike Price $11.50	22,674	12,924
Sculptor Acquisition Corp. I, Expires 04/15/2028, Strike Price $11.50	9,858	3,116
Seaport Calibre Materials Acquisition Corp., Expires 01/19/2023, Strike Price $11.50	14,252	3,386
ShoulderUp Technology Acquisition Corp., Expires 07/26/2023, Strike Price $11.50	94,845	20,230
Signal Hill Acquisition Corp., Expires 02/11/2027, Strike Price $11.50	13,462	2,828
SILVERspac, Inc., Expires 02/16/2023, Strike Price $11.50	18,449	8,156
Sizzle Acquisition Corp., Expires 03/12/2026, Strike Price $11.50	43,590	8,062
Southport Acquisition Corp., Expires 05/24/2028, Strike Price $11.50	6,161	1,190
Spindletop Health Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	47,277	9,928
Spree Acquisition Corp. 1, Ltd., Expires 12/22/2028, Strike Price $11.50	20,337	4,635
ST Energy Transition I, Ltd., Expires 12/02/2026, Strike Price $11.50	42,980	13,539
Sustainable Development Acquisition I Corp., Expires 12/31/2028, Strike Price $11.50	28,327	8,555
SVF Investment Corp., Expires 12/31/2027, Strike Price $11.50	28,720	15,368
Swiftmerge Acquisition Corp., Expires 06/17/2028, Strike Price $11.50	132	35
Tailwind International Acquisition Corp., Expires 03/01/2028, Strike Price $11.50	17,317	3,117
Talon 1 Acquisition Corp., Expires 04/18/2023, Strike Price $11.50	71,933	15,106
Target Global Acquisition I Corp., Expires 12/31/2027, Strike Price $11.50	18,073	4,880
TCW Special Purpose Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	31,655	8,439
Tech and Energy Transition Corp., Expires 12/31/2027, Strike Price $11.50	59,992	17,152
Technology & Telecommunication Acquisition Corp., Expires 02/15/2027, Strike Price $11.50	52,993	8,733
Thrive Acquisition Corp., Expires 03/09/2023, Strike Price $11.50	47,781	7,406
Tishman Speyer Innovation Corp, Expires 12/31/2027, Strike Price $11.50	4,082	1,671
TKB Critical Technologies 1, Expires 01/08/2023, Strike Price $11.50	48,884	10,754
TLGY Acquisition Corp., Expires 01/14/2028, Strike Price $11.50	68,311	13,669
Transition SA, Expires 06/16/2026, Strike Price $11.50	33,822	10,704
Tribe Capital Growth Corp. I, Expires 03/05/2026, Strike Price $11.50	27,683	14,379
Trine II Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	78,462	23,546
Tuatara Capital Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	24,279	9,347
TZP Strategies Acquisition Corp., Expires 12/31/2027, Strike Price $11.50	40,990	8,391
UTA Acquisition Corp., Expires 10/30/2026, Strike Price $11.50	44,060	29,961
Vahanna Tech Edge Acquisition I Corp., Expires 11/30/2028, Strike Price $11.50	55,430	17,300
Valor Latitude Acquisition Corp., Expires 12/31/2028, Strike Price $11.50	3,725	857
Valuence Merger Corp. I, Expires 03/01/2027, Strike Price $11.50	60,778	10,639
VAM Investments Spac BV, Expires 07/27/2026, Strike Price $11.50	12,639	4,533
VEW AG, Expires 02/28/2026, Strike Price $11.50	19,185	6,331
Viscogliosi Brothers Acquisition Corp., Expires 03/18/2027, Strike Price $11.50	20,851	3,755
Vision Sensing Acquisition Corp., Expires 03/24/2023, Strike Price $11.50	49,182	7,377

26

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
VMG Consumer Acquisition Corp., Expires 07/03/2023, Strike Price $11.50	60,937	$18,284
Western Acquisition Ventures Corp., Expires 01/12/2027, Strike Price $11.50	29,980	4,197
Zimmer Energy Transition Acquisition Corp., Expires 05/14/2023, Strike Price $11.50	1,716	772

TOTAL WARRANTS		2,435,579
(Cost $3,919,264)

RIGHTS - 0.04%(g)
Accretion Acquisition Corp., Expires 12/31/2049	37,215	5,954
AIB Acquisition Corp., Expires 12/31/2049	41,417	5,212
Alset Capital Acquisition Corp., Expires 12/31/2049	26,594	3,457
Arisz Acquisition Corp., Expires 05/01/2023	34,348	4,070
Aurora Technology Acquisition Corp., Expires 02/07/2028	63,578	9,537
Axios Sustainable Growth Acquisition Corp., Expires 12/31/2049	43,990	4,835
bleuacacia, Ltd., Expires 12/31/2049	201,609	27,399
Broad Capital Acquisition Corp., Expires 10/25/2022	53,360	9,071
Consilium Acquisition Corp. I, Ltd., Expires 06/01/2027	76,977	13,856
Deep Medicine Acquisition Corp., Expires 12/09/2022	15,116	2,550
Financial Strategies Acquisition Corp., Expires 03/31/2028	9,858	1,429
Fintech Ecosystem Development Corp., Expires 12/31/2028	54,704	9,267
Globalink Investment, Inc., Expires 08/19/2023	4,837	906
Growth For Good Acquisition Corp., Expires 06/14/2023	75,556	9,890
Inception Growth Acquisition, Ltd., Expires 05/08/2023	7,394	1,331
Jaguar Global Growth Corp. I, Expires 12/31/2049	87,589	14,014
Jupiter Wellness Acquisition Corp., Expires 12/31/2049	18,463	3,503
Kairous Acquisition Corp. ltd, Expires 11/24/2023	13,555	2,253
Keyarch Acquisition Corp., Expires 07/25/2028	16,489	2,407
Mountain Crest Acquisition Corp. V, Expires 12/31/2049	8,917	1,706
NorthView Acquisition Corp., Expires 12/31/2049	38,482	6,636
QualTek Services, Inc., Expires 12/31/2049	73,592	15,454
Sagaliam Acquisition Corp., Expires 12/31/2049	84,310	14,729
Welsbach Technology Metals Acquisition Corp., Expires 12/31/2049	29,572	5,702

TOTAL RIGHTS		175,168
(Cost $234,566)

SHORT TERM INVESTMENTS - 0.30%
JPMorgan US Treasury Plus Money Market Fund, 7 Day Yield 0.24%	659,025	659,025
BNY Mellon US Treasury Fund, 7 Day Yield 0.17%	504,143	504,143

TOTAL SHORT TERM INVESTMENTS		1,163,168
(Cost $1,163,168)

Semi-Annual Report | April 30, 2022	27

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

	Shares	Fair Value
Total Investments - 125.37%		$494,628,752
(Cost $498,143,386)
Liabilities in Excess of Other Assets - (25.37)%		$(100,107,248)

Net Assets - 100.00%		$394,521,504

Amounts above are shown as a percentage of net assets as of April 30, 2022.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933 (the "Securities Act"). Total market value of Rule 144A securities amounts to $10,922,250, which represented approximately 2.77% of net assets as of April 30, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

(b)	Security is in default as of period end and is therefore non-income producing.

(c)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(d)	Amount represents less than 0.005% of net assets.

(e)	Represents a payment-in-kind (“PIK”) security which may pay interest/dividend in additional par/shares.

(f)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of April 30, 2022, the aggregate market value of those securities was $5,536,350, which represents approximately 1.40% of net assets.

(g)	Non-income producing security.

(h)	A portion or all of the security is owned by BRW SPV I, a wholly-owned subsidiary of the Fund. See Note 2(L).

All securities held as of April 30, 2022 are pledged as collateral for the Trust’s credit facility. See Note 7 of the Notes to Consolidated Financial

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

1D FEDEF - 1 Day FEDEF as of April 30, 2022 was 0.25%

28

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

CREDIT DEFAULT SWAP CONTRACTS - CENTRALLY CLEARED

Buy/Sell Protection(a)	Single Name/ Index	Reference Obligations	Annual Payment Rate Received (Paid)	Currency	Maturity Date	Notional Amount(b)	Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy	Single Name	RR Donnelley & Sons	(5.00)%	USD	12/20/26	4,681,000	$(437,130)	$615,275	$178,145
Sell	Index	Markit CDX North America High Yield Index, Series 37	5.00%	USD	12/20/26	50,000,000	1,605,678	(2,812,500)	(1,206,822)
							$1,168,548	$(2,197,225)	$(1,028,677)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	Value	Fund Delivering	Cost	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase	05/31/22	EUR	285,917	USD	284,378	$1,539
JP Morgan Chase	05/31/22	USD	711,363	GBP	685,806	$25,557
						$27,096

Semi-Annual Report | April 30, 2022	29

Saba Capital Income & Opportunities Fund	Consolidated Schedule of Investments

April 30, 2022

Financial instruments, at fair value(a)	Principal Amount / Quantity	Fair Value
CONTINGENT FORWARD PURCHASE CONTRACTS
Corporate Bonds
Leisure Facilities & Services
Selina Hospitality PLC, 6.000%, 06/27/2022	$7,539,000	$6,031,200
Total Corporate Bonds (Commitment $6,031,200)		6,031,200

Warrants
Leisure Facilities & Services
Selina Hospitality PLC, Strike $11.50	218,500	2,185
Total Warrants (Commitment $-)		2,185

Special Purpose Acquisition Company
Leisure Facilities & Services
BOA Acquisition Corp, Class B	56,543	565
Total Special Purpose Acquisition Companies (Commitment $-)		565
TOTAL CONTINGENT FORWARD PURCHASE CONTRACTS (Commitment $6,031,200)		6,033,950
TOTAL FINANCIAL INSTRUMENTS, AT FAIR VALUE (Commitment $6,031,200)		$6,033,950

(a)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

Saba Capital Income & Opportunities Fund	Consolidated Statement of Assets and Liabilities

April 30, 2022

ASSETS:
Investments, at fair value (Cost $498,143,386 , respectively)	$494,628,752
Cash	863,166
Financial instruments, at fair value (Commitments $6,031,200, respectively)	6,033,950
Receivables:
Investment securities sold	11,716,298
Collateral posted to Secured Party under Tri-Party Arrangements for OTC derivatives	770,000
Collateral posted to Clearing House for centrally cleared derivatives	2,342,046
Interest	847,423
Credit default swaps, at fair value (net upfront fees paid $2,197,225)	1,168,548
Unrealized appreciation on forward foreign currency contracts	27,096
Prepaid expenses	19,127
Total Assets	518,416,406

LIABILITIES:
Foreign currency (Cost $399,889)	399,889
Payables:
Notes payable	112,500,000
Payable for investment securities purchased	9,794,500
Accrued interest payable	96,657
Payable for investment management fees	349,023
Payable for trustees fees	7,374
Other accrued expenses	747,459
Total Liabilities	123,894,902
Net Assets	$394,521,504

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$567,971,162
Total distributable loss	$(173,449,658)
NET ASSETS	$394,521,504
Net assets value per common share outstanding (net assets divided by 85,058,986 shares of beneficial interest authorized and outstanding, no par value)	$4.64

Semi-Annual Report | April 30, 2022	31

Saba Capital Income & Opportunities Fund	Consolidated Statement of Operations

For the Period Ended April 30, 2022

INVESTMENT INCOME:
Investment income	$5,805,826
Dividend income	1,754,175
Total Investment Income	7,560,001

EXPENSES:
Investment management fees (Note 4)	2,558,034
Interest expense	466,128
Transfer agent fees	98,676
Custody and accounting expense	215,863
Professional fees	160,487
Shareholder reporting expense	74,617
Trustees fees	88,753
Miscellaneous expenses	553,714
Total Expenses	4,216,272
Waived and reimbursed fees (Note 4)	(548,849)
Net expenses	3,667,423
Net Investment Income	3,892,578

NET REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(15,165)
Credit default swaps	208,925
Forward foreign currency contracts	611,869
Foreign currency transactions	(247,456)
Net realized gain:	558,173
Net change in unrealized appreciation/(depreciation) on:
Investments	(6,822,162)
Financial instruments	2,750
Credit default swaps	(1,028,677)
Forward foreign currency contracts	27,096
Foreign currency related transactions	42,016
Net change in unrealized appreciation (depreciation):	(7,778,977)
Net realized and unrealized loss	(7,220,804)
Net Decrease in net assets resulting from operations	$(3,328,226)

Saba Capital Income & Opportunities Fund	Statements of Changes in Net Assets

	For the Period Ended April 30, 2022 (unaudited)(a)	For the Period Ended October 31, 2021(b)	For the Year Ended February 28, 2021
FROM OPERATIONS:
Net investment income	$3,892,578	$5,700,334	$22,651,755
Net realized gain/(loss)	558,173	3,579,796	(98,682,859)
Net change in unrealized appreciation/depreciation on Investment securities and unfunded commitments	(7,778,977)	12,904	48,601,471
Net Increase/(Decrease) in net assets resulting from Operations	(3,328,226)	9,293,034	(27,429,633)

FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
Total distributions (excluding return of capital)	(4,876,142)	(6,017,351)	(25,024,961)
Return of Capital	(16,984,018)	(10,729,227)	(1,234,296)
Decrease in net assets from distributions to common shareholders	(21,860,160)	(16,746,578)	(26,259,257)
CAPITAL SHARE TRANSACTIONS:
Cost of shares repurchased (Note 8)	–	(1,536,542)	(18,727,020)
Cost of shares repurchased in tender offer (Note 8)	–	(176,835,308)	(104,862,043)
Net decrease in net assets resulting from capital share transactions	–	(178,371,850)	(123,589,063)
Net Decrease in net assets	(25,188,386)	(185,825,394)	(177,277,953)
NET ASSETS:
Beginning of period	419,709,890	605,535,284	782,813,237
End of period	$394,521,504	$419,709,890	$605,535,284

(a)	Consolidated financials.

(b)	With the approval of the Board effective October 31, 2021, the Fund's fiscal year end was changed from February 28 to October 31.

Semi-Annual Report | April 30, 2022	33

Saba Capital Income & Opportunities Fund	Consolidated Statements of Cash Flows

For the Period Ended April 30, 2022

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations:	$(3,328,226)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:	–
Purchases of securities	(429,292,414)
Proceeds from disposition of investment securities	389,282,968
Proceeds from short term investment securities	11,861,385
Amortization of premium and accretion of discount on investments	(3,410,624)
Net realized (gain)/loss on:
Investment securities	15,165
Forward foreign currency contracts	(611,869)
Net change in unrealized (appreciation)/depreciation on:
Investment securities	6,822,162
Financial instruments	(2,750)
Credit default swap contracts	1,028,677
Forward foreign currency contracts	(27,096)
(Increase)/Decrease in assets:
Interest receivable	(193,972)
Financial instruments, at fair value	(6,033,950)
Collateral posted to Clearing House for centrally cleared derivatives	(2,342,046)
Collateral posted to Secured Party under Tri-Party Arrangements for OTC derivatives	(770,000)
Credit default swaps, at fair value	(1,168,548)
Unrealized appreciation on forward foreign currency contracts	27,096
Prepaid expenses	229,909
Other assets	1,657
Increase/(Decrease) in liabilities:
Accrued interest payable	35,587
Bank overdraft	(2,335,961)
Accrued investment advisory fees payable	(39,347)
Accrued trustees' fees and deferred compensation payable	(56,794)
Other payables and accrued expense	132,428
Net cash used in operating activities:	(40,176,563)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash provided by loan:	62,500,000
Cash distributions paid:	(21,860,160)
Net cash flows provided by financing activities:	40,639,840

Effects of Exchange Rates on Cash:	–

Net Change in Cash & Foreign Rates On Cash & Foreign Currency:	463,277
Cash & foreign currency, beginning of period:	–
Cash & foreign currency, end of period:	463,277

Cash paid for interest on loan during the period was:	430,541

Saba Capital Income & Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period Ended April 30, 2022(a) (Unaudited)		For the Period Ended October 31, 2021(b)		For the Year Ended February 28, 2021	For the Year Ended February 29, 2020	For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017
PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$4.93		$4.97		$5.30	$5.54	$5.69	$5.80	$5.36
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.05		0.05		0.16	0.30	0.29	0.30	0.31
Net realized and unrealized gain/(loss) on investments and unfunded loan commitments(c)	(0.08)		0.08		(0.32)	(0.23)	(0.14)	(0.12)	0.45
Total Income/(Loss) from Investment Operations	(0.03)		0.13		(0.16)	0.07	0.15	0.18	0.76

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income(c)	(0.06)		(0.06)		(0.17)	(0.31)	(0.30)	(0.25)	(0.32)
From tax return of capital(c)	(0.20)		(0.11)		(0.01)	–	–	(0.04)	–
Total Distributions to Common Shareholders	(0.26)		(0.17)		(0.18)	(0.31)	(0.30)	(0.29)	(0.32)

Accretion to net asset value resulting from share repurchases and tender offer(c)(d)	–		–		0.01	–	–	–	–
Total Capital Share Transactions	–		–		0.01	–	–	–	–
Net asset value per common share - end of period	$4.64		$4.93		$4.97	$5.30	$5.54	$5.69	$5.80
Market price per common share - end of period	$4.30		$4.67		$4.63	$4.91	$4.82	$5.17	$5.59

Total Investment Return - Net Asset Value(e)	(0.38%)		2.84%		(2.14%)	1.88%	3.37%	3.62%	14.93%
Total Investment Return - Market Price(e)	(2.54%)		4.57%		(1.59%)	8.48%	(1.02%)	(2.31%)	28.24%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$394,522		$419,710		$605,535	$782,813	$818,100	$840,774	$857,138
Ratio of expenses including waivers to average net assets	1.82	%(f)	1.43	%(f)	2.26%	2.85%	2.90%	2.54%	2.24%
Ratio of expenses excluding waivers to average net assets(g)	2.09	%(f)	1.60	%(f)	2.68%	2.86%	2.92%	2.55%	2.24%
Ratio of expenses excluding interest expense and other fees related to revolving credit facility to average net assets	1.59	%(f)	1.38	%(f)	2.13%	1.62%	1.64%	1.64%	1.62%
Ratio of net investment income including waivers to average net assets	1.93	%(f)	1.62	%(f)	3.37%	5.29%	5.16%	4.58%	5.44%
Ratios to average net assets plus borrowings
Ratio of expenses including waivers to average net assets	1.50	%(f)	1.37	%(f)	1.72%	2.05%	2.07%	1.80%	1.60%

Semi-Annual Report | April 30, 2022	35

Saba Capital Income & Opportunities Fund	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

	For the Period Ended April 30, 2022(a) (Unaudited)		For the Period Ended October 31, 2021(b)		For the Year Ended February 28, 2021	For the Year Ended February 29, 2020	For the Year Ended February 28, 2019	For the Year Ended February 28, 2018	For the Year Ended February 28, 2017
Ratio of expenses excluding waivers to average net assets	1.73	%(f)	1.54	%(f)	2.04%	2.06%	2.08%	1.81%	1.60%
Ratio of expenses excluding interest expense and other fees related to revolving credit facility to average net assets	1.31	%(f)	1.32	%(f)	1.30%	1.16%	1.16%	1.16%	1.16%
Ratio of net investment income including waivers to average net assets	1.60	%(f)	1.56	%(f)	2.56%	3.81%	3.68%	3.25%	3.88%
Portfolio turnover rate	73%		94%		56%	53%	60%	89%	67%

SUPPLEMENTAL DATA
Total shares outstanding (000s)	85,059		85,059		121,841	147,788	147,788	147,788	147,788
Asset coverage, end of period per $1,000(h)	$4,507		$9,394		$27,794	$3,478	$3,534	$3,610	$3,589

Aggregate principal amount, end of period (000s)	$112,500		$50,000		$22,600	$315,900	$322,800	$322,100	$331,100
Average borrowings outstanding during the period (000s)	$84,505		$20,559		$211,066	$312,939	$332,698	$343,074	$337,209

(a)	Consolidated financials.

(b)	With the approval of the Board effective October 31, 2021, the Fund's fiscal year end was changed from February 28 to October 31.

(c)	Calculated using average common shares outstanding.

(d)	Please see Note 8 in the accompanying Notes to Financial Statements for additional information.

(e)	Total investment return is calculated assuming a purchase of common share at the opening on the first day and a sale at closing on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment returns does not reflect sales load or brokerage commissions, if any, and are not annualized.
(f)	Annualized.

(g)	The Investment Adviser (See Note 1 and Note 5) has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, investor relations services, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of such Fund’s business, and expenses of any counsel or other persons or services retained by such Fund’s trustees who are not interested persons) subject to possible recoupment by the Investment Adviser within three years of being incurred.

(h)	Asset coverage ratios, is presented to represent the coverage available to each $1,000 of borrowings. The Asset coverage ratio per $1,000 of debt is presented to represent the coverage available to each $1,000 of borrowings. Calculated by subtracting the Fund's total liabilities from the Fund's total assets and dividing by the principal amount of the Leverage Facility and then multiplying by $1,000.

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

NOTE 1 — ORGANIZATION

Saba Capital Income & Opportunities Fund (the “Fund”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as a closed-end, management investment company. The common shares of the Fund are listed on the New York Stock Exchange (the “NYSE”) under the symbol “BRW”. The Fund seeks to provide investors with a high level of current income, with a secondary goal of capital appreciation. The Fund will opportunistically invest in products, such as, high yield credit, closed-end funds and special purpose acquisition companies. The Fund may also use derivatives where it believes it can achieve attractive risk-adjusted returns seeking to reduce portfolio risk.

Saba Capital Management, L.P. (the “Investment Adviser”), a Delaware limited partnership, serves as the investment adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is considered an investment company under Accounting Standard Codification (“ASC”) 946, “Financial Services – Investment Companies”, and follows the accounting and reporting guidance therein. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts in the financial statements and accompanying notes. Actual results could differ from these estimates and the differences may be material.

The Fund is open for business every day the NYSE opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per Common Share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of the Fund is calculated by dividing the value of the Fund's assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to the Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or sell shares of the Fund.

A. Financial Instrument Valuation. Assets for which market quotations are readily available are valued at fair market value. Securities (including Common Stock, Special Purpose Acquisition Companies, Closed End Funds, Unit Trusts, and Preferred Stock) listed or traded on an exchange are valued at their last sales price or official closing price as of the close of the regular trading session on the exchange where the particular security at the last sale price as of the Market Close for such security provided by the CTA. Investments in Money Market Funds are valued at NAV, which approximates fair market value. Corporate Bonds, Sovereign Debt Obligations and Bank Loans are valued at mid-level prices provided by independent pricing services. Exchange traded derivatives such as listed options, warrants, and rights are valued at last sales price on the valuation date or, if such price is not available, the mean between the last bid and ask prices from the exchange on which they are principally traded. Non-exchange traded derivatives (such as credit default swaps) are valued by independent pricing services, which use various techniques including industry standard pricing models, to determine the fair value of those instruments. Financial instruments (including contingent forward purchase contracts) are valued by third-party valuation specialists or at cost, which approximates fair market value.

B. Fair Value Measurement. Investments held by the Fund are recorded at fair value in accordance with ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Investment Adviser has established and documented procedures (the “Valuation Policy”) that provide for fair value measurements that are fair, consistent, and verifiable. The Investment Adviser has designated a Valuation Committee (the “Committee”) to oversee the valuation of the Fund’s investment portfolio. The Committee is led by the Chief Financial Officer and is comprised of the Chief Operating Officer/ Chief Compliance Officer, the Fund Accounting team, the Chief Risk Officer (Fund Trustee), and the Director of Operations, all of whom are independent of the Fund’s portfolio investment decisions. Additionally, Portfolio Managers, whose roles are limited to providing insight into recent trade activity and overall market performance, are also members of the Committee. The majority of Committee members are independent of the Fund’s portfolio investment decisions. The Committee meets on a monthly basis and is responsible for compliance and consistent application of the Valuation Policy.

Semi-Annual Report | April 30, 2022	37

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

ASC 820 establishes a hierarchical disclosure framework which prioritizes and ranks the level of market price observability of inputs used in measuring investments at fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value. Investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1 – Quoted prices available in active markets for identical financial instruments as of the reporting date. An active market for the financial instrument is a market in which transactions for the financial instrument occur with sufficient frequency and volume to provide pricing information on an ongoing basis, as well as at the reporting date. Investments classified within Level 1 primarily include money market funds, common stocks, closed end funds, and special purpose acquisition companies. The Investment Adviser does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Level 2 – Consists of financial instruments fair valued using inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. This category includes pricing inputs that are quoted prices for similar financial instruments in active markets or quoted prices for similar or identical financial instruments in markets that at times may not meet the definition of active. Derivatives are valued using observable inputs, such as quotations received from third party service providers, counterparties, dealers or brokers, whenever available and considered reliable. In instances where models are used, the value of a derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. If inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Level 3 – Pricing inputs that are unobservable for the financial instrument and includes situations where there may be little, if any, market activity for the financial instrument. The inputs into the determination of fair value could require significant management judgment or estimation. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Adviser’s perceived risk of that instrument.

The following table summarizes the valuation of the Fund’s financial instruments in accordance with the above fair value hierarchy levels as of April 30, 2022. Refer to the portfolio of investments for additional details.

Investments in Securities at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$–	$18,428,534	$–	$18,428,534
Senior Loans	–	14,191,770	–	14,191,770
Common Stock	8,681,514	2,929,993	1,654,694	13,266,201
Closed End Funds	37,590,543	–	–	37,590,543
Special Purpose Acquisition Companies	400,054,845	5,783	829,996	400,890,624
Exchange Traded Fund	4,704	–	–	4,704
Preferred Stock	–	407,959	–	407,959
Government Bond	–	5,536,350	–	5,536,350
Unit Trust	538,152	–	–	538,152
Warrants	1,970,259	168,901	296,419	2,435,579
Rights	175,168	–	–	175,168
Short Term Investments	1,163,168	–	–	1,163,168
Total	$450,178,353	$41,669,290	$2,781,109	$494,628,752

Financial Instruments, at fair value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Contingent Forward Purchase Contracts	$–	$–	$6,033,950	$6,033,950
Total	$–	$–	$6,033,950	$6,033,950

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

Derivative contracts, at fair value(a)	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets
Credit Default Swaps	$–	$1,168,548	$–	$1,168,548
Forward foreign currency contracts	–	27,096	–	27,096
Total	$–	$1,195,644	$–	$1,195,644

(a)	Derivative assets and liabilities include the effect of counterparty netting and are shown on a net basis above.

The following is a reconciliation of the fair value of investments for which the Fund has used Level 3 unobservable inputs in determining fair value as of April 30, 2022:

	Common Stocks	Special Purpose Acquisition Companies	Warrants	Contingent Forward Purchase Agreements	Total
Balance as of October 31, 2021	$–	$986,159	$–	$–	$986,159
Accrued discount/ premium	–	–	–	–	–
Realized Gain/(Loss)	–	–	–	–	–
Change in Unrealized
Appreciation/(Depreciation)	(33,769)	(156,163)	155,714	2,750	(31,468)
Purchases /commitments	1,688,463	–	140,705	6,031,200	7,860,368
Sales Proceeds	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–
Balance as of April 30, 2022	$1,654,694	$829,996	$296,419	$6,033,950	$8,815,059
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at April 30, 2022	$(33,769)	$(156,163)	$155,714	$2,750	$(31,468)

C. Security Transactions and Revenue Recognition. Investment transactions are recorded on a trade-date basis. Dividend income and expense are recorded on the ex-dividend date. Interest income and expense are recorded on the accrual basis and include the amortization/accretion of premiums and discounts on fixed income securities using the effective interest method. Dividend and interest income are recorded net of applicable withholding taxes. Realized gains and losses from security transactions are computed on the basis of the identified cost of the securities sold or covered. Unrealized gains and losses are recognized in net change in unrealized appreciation (depreciation) on securities and foreign currency translation on the statement of operations. Expenses are recorded on the accrual basis as incurred.

D. Foreign Currency Translation. Assets and liabilities, including investments, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the closing rates of exchange on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars at the rates of exchange prevailing on the dates of such transactions. Net realized currency translation gains or losses include the effects of currency movements between trade and settlement dates on investment transactions and the difference between amounts actually received or paid upon settlement. The Fund does not isolate that portion of the results of operations arising from the changes in foreign exchange rates from changes in market prices of investments held. Such fluctuations are included in either net realized gains (losses) on securities and derivative transactions or net change in unrealized appreciation (depreciation) on securities and derivative transactions in the statement of operations. Foreign currency translation gains and losses on assets and liabilities (excluding investments) are included in either net realized gains (losses) on securities transactions or net change in unrealized appreciation (depreciation) on securities transactions.

Semi-Annual Report | April 30, 2022	39

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

E. Derivatives. To limit the credit risk associated with transactions in the OTC market, the Fund conducts business only with recognized financial institutions, the financial condition of which is monitored by the Investment Manager.

In compliance with the Investment Company Act of 1940 the Fund has entered into third party custodial arrangements with all OTC counterparties (“Tri-Party Arrangement”) whereby initial and variation margin is held in segregated accounts at the U.S. custodial banks (“Secured Parties”). Such amounts may only be accessed by the counterparties after certain Fund defaults (including bankruptcy) or following any applicable remedies under the Fund’s International Swaps and Derivative Association (“ISDA”) Master Agreements.

With cleared swaps, the central counterparty clearing houses (“CCPs” or “clearinghouses”), as counterparty to such instruments, guarantees against a possible default. The clearinghouses stand between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouses. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouses in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In addition, the Fund's OTC derivative contracts subject to ISDA Master Agreements which contain provisions that may require the Fund to comply with certain covenants (including minimum NAV and performance based thresholds) and other provisions (occurrence of a credit event) that may call for early termination and settlement of the derivative at its then fair value. At April 30, 2022, there are no derivative instruments subject to those covenants and provisions that are in a net liability position. During the period ended April 30, 2022, the Fund did not trigger covenants related to minimum NAV and performance based thresholds.

Forward Foreign Currency Contracts: The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Consolidated Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Consolidated Schedule of Investments.

For the period ended April 30, 2022, the Fund had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $0 and $5,750,000 respectively.

Credit Default Swaps: The Fund may enter into various swap agreements including, but not limited to credit default swaps, as a part of its investment strategy. Generally, a swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based on or calculated by reference to changes in specified prices or rates for a specified notional amount of the underlying assets. The payment flows are usually netted against each other, with the difference paid by one party to the other.

The fair value of open swaps reported in the Consolidated Statement of Assets and Liabilities may differ from that which would be realized if the Fund terminated its position in the contract. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the aggregate fair value of swap contracts in an unrealized gain position and collateral posted with the counterparty. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the counterparty posting collateral to the Fund to cover the Fund’s exposure to the counterparty. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the fair value of the underlying investments.

Swap agreements may also be centrally cleared through a clearing house (“cleared swaps”), where immediately following execution of the swap contract, the swap contract is novated to the CCP and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through the broker. Upon entering into a cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Pursuant to the contract, the Fund agrees to receive from or pay to the broker. Cleared swaps mitigate the Fund’s exposure to counterparty risk since the CCP, as the counterparty to all cleared swaps, guarantees the swap contracts against default. During the period ending April 30, 2022, all credit default swap transactions were centrally cleared.

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

Credit Default Swaps (“CDS”) contracts involve an arrangement between the Fund and a counterparty which allows the Fund to protect against losses (when the Fund purchases a CDS) incurred as a result of default by a specified reference entity. Generally, the Fund pays or receives a premium upfront and continues to pay periodic interest payments while the counterparty agrees to make a payment to compensate the Fund for losses upon the occurrence of a specified credit event. Alternatively, when the Fund sells a CDS, it receives premium payments in exchange for assuming the credit risk of the specified reference entity. Generally, the counterparty pays or receives a premium upfront and continues to pay periodic interest payments while the Fund agrees to make a payment to compensate the counterparty for losses upon the occurrence of a specified credit event. Although contract-specific, credit events generally include bankruptcy, failure to pay, and restructuring. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss in the Consolidated Statement of Operations. When the contract is terminated prior to the occurrence of a credit event, the Fund records a realized gain or loss equal to the difference between the close-out price of the CDS contract and the original contract price. Upfront fees are recorded as components of the costs or proceeds to the CDS contract and amortized over the life of the contract on a straight line basis. During the period ended April 30, 2022, the Fund had been both a purchaser and a seller of CDS contracts. For the period ended April 30, 2022, the average quarter-end notional amount of credit default swaps - protection purchased and protection sold was $1,560,333 and $16,666,666, respectively.

Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Asset Derivatives Net Unrealized Appreciation	Liabilities Derivatives Net Unrealized Depreciation
Credit Risk: (Credit Default Swap Contracts)	Unrealized appreciation/(depreciation) on credit default swap contracts	$1,168,548	$–
Foreign Exchange Risk: (Foreign Currency Contracts)	Unrealized appreciation/(depreciation) on foreign currency contracts	27,096	–
Total		$1,195,644	$–

Risk Exposure	Consolidated Statement of Operations Location	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)
Credit Risk: (Credit Default Swap Contracts)	Net realized gain/(loss) on credit default swap contracts/Net change in unrealized appreciation/(depreciation) on credit default swap contracts	$208,925	$(1,028,677)
Foreign Exchange Risk: (Foreign Currency Contracts)	Net realized gain/(loss) on foreign currency contracts contracts/Net change in unrealized appreciation/(depreciation) on foreign currency contracts	611,869	27,096
Total		$820,794	$(1,001,581)

F. Financial Instruments. Financial instruments, at fair value include contingent forward purchase contracts. Such financial instruments represent future commitments to purchase certain securities to be issued, generally by SPACs or their target companies, at specified terms subject to certain contingencies. These contingencies allow the Fund and/or counterparties not to settle such contracts if those contingencies do not occur. Contingent forward purchase contracts may be illiquid and are reflected on the consolidated statement of assets and liabilities at fair value. The net change in unrealized gains and losses on contingent forward purchase contracts is reflected in net change in unrealized gain/(loss) on financial instruments on the consolidated statement of operations.

G. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax periods in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

Semi-Annual Report | April 30, 2022	41

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

H. Distributions to Common Shareholders. The Fund will make monthly distributions to shareholders at an initial annual minimum fixed rate of 12.00% (8.00% for distributions declared prior to January 2022), based on the average monthly net asset value of the Fund’s common shares. The Fund will calculate the average net asset value from the previous month based on the number of Business Days in that month on which the net asset value is calculated. The distribution will be calculated as 12.00% of the previous month’s average net asset value, divided by twelve. The Fund will generally distribute amounts necessary to satisfy the Fund’s plan and the requirements prescribed by excise tax rules and Subchapter M of the Internal Revenue Code. The plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month and is intended to narrow the discount between the market price and the net asset value of the Fund’s common shares, but there is no assurance that the plan will be successful in doing so.

Under the managed distribution plan, to the extent that sufficient investment income is not available on a monthly basis, the Fund will distribute capital gains and/or return of capital in order to maintain its managed distribution rate. No conclusions should be drawn about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s managed distribution plan. The Board may amend the terms of the plan or terminate the plan at any time. The amendment or termination of the plan could have an adverse effect on the market price of the Fund’s common shares. The plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.

I. Dividend Reinvestments. Pursuant to the Fund’s Shareholder Reinvestment Program (the “Program”), ALPS Fund Services, Inc. (“ALPS”), the Program administrator, purchases, from time to time, shares of beneficial interest of the Fund on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Fund’s Common Shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Fund at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

J. Share Offerings. The Fund issues shares under various shelf registration statements, whereby the net proceeds received by the Fund from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

K. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

L. Basis of Consolidation. The Fund invests in certain investments through its investment in BRW SPV I. The BRW SPV I is a Cayman Islands Exempted Company with Limited Liability and is a wholly-owned subsidiary of the Fund. The accompanying consolidated financial statements include all assets, liabilities, and results of operations of the Fund and its wholly owned subsidiary. All material intercompany accounts and transactions have been eliminated upon consolidation. For tax purposes, the Fund is required to increase its net taxable income by its share of the BRW SPV I’s income. Net taxable losses incurred by the BRW SPV I cannot offset income earned by the Fund and cannot be carried back or forward by the BRW SPV I to offset income from prior or future years.

NOTE 3 — INVESTMENTS

For the period ended April 30, 2022, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $428,226,899 and 328,687,273, respectively. The fair value of these assets is established as set forth in Note 2.

At April 30, 2022, the Fund held senior loans valued at $14,191,770 representing 3.60% of its total net assets. The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender’s interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

At April 30, 2022, the Fund held corporate bonds and sovereign debt obligations valued at $18,428,534 and $5,536,350, respectively, which represent 4.67% and 1.40% of its total net assets. Changes in short-term market interest rates will directly affect the yield on variable rate notes. If short-term market interest rates fall, the yield on variable rate notes will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund’s assets may decrease, which will cause the Fund’s NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund’s portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

Certain common and preferred stock, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Fund. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

At April 30, 2022, the Fund held SPACs valued at $400,890,624 representing 101.61% of its total net assets. A SPAC is a publicly traded company formed for the purpose of raising capital through an initial public offering to fund the acquisition, through a merger, capital stock exchange, asset acquisition or other similar business combination, of one or more operating businesses that are typically not publicly-listed. Following the acquisition of a target company, a SPAC's management team may exercise control over the management of the combined company in an effort to increase its value. Often now, though, management of the target company will continue to manage the now publicly-traded business subsequent to completion of its business combination with the SPAC. Capital raised through the initial public offering of securities of a SPAC is typically placed into a trust account until acquired business combination is completed or a predetermined period of time (typically 24 months) elapses. Shareholders in a SPAC would receive a return on their investment in the event that a target company is acquired and the combined publicly-traded company's shares trade above the SPAC's initial public offering ("IPO") price, or alternatively, the market price at which an investor acquired a SPAC's shares subsequent to its IPO. In the event that a SPAC is unable to locate and acquire a target business by the timeframe established at the time of its IPO, the SPAC would be forced to liquidate its assets, which may result in losses due to the expenses and liabilities of the SPAC, to the extent third-parties are permitted to bring claims against IPO proceeds held in the SPAC's trust account.

At April 30, 2022, the Fund held Closed End Mutual Funds valued at $37,590,543 representing 9.53% of its total net assets. A closed-end fund (“CEF”) or closed-ended fund is a collective investment issuing a fixed number of shares which are not redeemable from the fund. Shares can be purchased and sold in the market and are subject to market fluctuations.

At April 30, 2022, the Fund held warrants valued at $2,435,579 representing 0.62% of its net assets. The Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant. Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 1.05% of the Fund’s managed assets. For purposes of the Management Agreement, managed assets (“Managed Assets”) are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investor relations services, other investment-related costs, leverage expenses, extraordinary expenses, other expenses not incurred in the ordinary course of such Fund’s business, and expenses of any counsel or other persons or services retained by such Fund’s trustees who are not interested persons, to 1.05% of Managed Assets plus 0.15% of average daily net assets.

Semi-Annual Report | April 30, 2022	43

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

The Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Consolidated Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Consolidated Statement of Assets and Liabilities.

Fees and expenses waived by the previous advisor (Voya Investments, LLC) prior to June 4, 2021 are no longer recoupable. As of April 30, 2022, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser and the related expiration dates are as follows:

October 31,	October 31,	October 31,	October 31,
2022	2023	2024	2025	Total
$–	$–	$258,145	$548,849	$806,994

The expense limitation agreement is contractual through July 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES

At April 30, 2022, entities advised by Saba Capital Management owned approximately 11.62% of the Fund.

NOTE 7 — GUARANTEES AND COMMITMENTS

Effective July 20, 2021, the Fund has entered into a revolving credit agreement, collateralized by assets of the Fund, to borrow up to $200,000,000 maturing July 19, 2022. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. The amount of borrowings outstanding at April 30, 2022, was $112,500,000. The weighted average interest rate on outstanding borrowings at April 30, 2022 was 1.2%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 21.70% of total assets at April 30, 2022. Average borrowings for the period ended April 30, 2022 were $84,505,000 and the average annualized interest rate was 1% excluding other fees related to the unused portion of the facility, and other fees.

As of April 30, 2022, the Fund had entered into certain contingent forward purchase contracts with certain issuers to purchase such securities of the issuer at an aggregate amount of $6,031,200, contingent upon the closing of an initial business combination. The commitment amount is included within the payable for investment securities purchased. The aggregate fair value of such contingent forward purchase contracts is $6,033,950 and is included in financial instruments on the Consolidated Statement of Assets and Liabilities.

In the normal course of trading activities, the Fund trades and holds certain derivatives which constitute guarantees under ASC 460-10, “Guarantees”. Such contracts include credit default swaps (index and single name) where the Fund is a provider of credit protection on an underlying instrument The maximum payouts for such credit default swaps (index and single name) is limited to the notional amounts of each contract and would be offset by recovery amounts on the underlying reference obligations or if Fund holds offsetting contracts for the same underlying reference obligations.

NOTE 8 — CAPITAL SHARES

As of April 30, 2022 there were 85,058,986 shares issued and outstanding. Transactions in capital shares and dollars were as follows:

Year or	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease) in shares outstanding	Shares repurchased	Shares repurchased in tender offer	Net increase (decrease)
period ended	#	#	#	($)	($)	($)
4/30/2022	–	–	–	–	–	–
10/31/2021	(329,217)	(36,453,372)	(36,782,589)	(1,536,542)	(176,835,308)	(178,371,850)
2/28/2021	(4,369,649)	(21,576,552)	(25,946,201)	(18,727,020)	(104,862,043)	(123,589,063)

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

Share Repurchase Program

Prior to June 4th, 2021 the previous advisor (Voya Investments, LLC) had a repurchase plan, pursuant to an open-market share repurchase program, the Fund could purchase up to 10% of its stock in open-market transactions. The amount and timing of any repurchases under the prior repurchase program were at the discretion of the Fund’s management, subject to market conditions and investment considerations. The Fund may in the future elect to implement a new share repurchase program, the terms and conditions of which would be subject to approval by its Board of Trustees. To the extent it implements such a plan, there can be no assurance that the Fund would purchase shares at any particular discount level or in any particular amounts. In addition, any repurchases made under a new share repurchase program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. There can be no assurance when or if such a new repurchase program may be implemented.

The share repurchase program sought to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program did not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended April 30, 2022, the Fund did not repurchase any shares.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, capital loss carryforwards, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax character of the distributions paid during the tax periods ended October 31, 2021 and February 28, 2021 were as follows:

	October 31, 2021	February 28, 2021
Distributions Paid From:
Ordinary Income	$6,017,351	$25,024,961
Net Long-Term Capital Gain	–	–
Return of Capital	10,729,227	1,234,296
Total Distributions Paid	$16,746,578	$26,259,257

As of the period ended October 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

Saba Capital Income & Opportunities Fund
Undistributed ordinary income	$–
Accumulated capital and other losses	(165,080,682)
Unrealized Appreciation (Depreciation)	(164,608)
Distributable Earnings (Loss)	–
Total	$(165,245,290)

Semi-Annual Report | April 30, 2022	45

Saba Capital Income & Opportunities Fund	Notes to Consolidated Financial Statements

April 30, 2022

At April 30, 2022, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost on investments for federal income tax purposes were as follows:

Saba Capital Income & Opportunities Fund
Cost of investments for income tax purposes	$502,727,793
Gross appreciation (excess of value over tax cost)	$11,492,191
Gross depreciation (excess of tax cost over value)	(18,680,087)
Net unrealized appreciation	$(7,187,896)

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the period ended October 31, 2021, the Fund had non-expiring accumulated capital loss carryforwards as follows:

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Fund	Short Term	Long Term	Total
Saba Capital Income & Opportunities Fund	$22,417,272	$142,663,410	$165,080,682

During the period ended October 31, 2021, the Fund utilized $970,460 of capital loss carryovers.

The Fund’s major tax jurisdictions are U.S. federal and New York State.

As of April 30, 2022, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 10 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022.

NOTE 11 — SUBSEQUENT EVENTS

Subsequent to April 30, 2022, the Fund completed a reverse stock split (the "Reverse Split") of the Fund's common shares at a ratio of 1-for-2. The Reverse Split's effective date, May 20, 2022, was the first date when the Fund's common shares began trading on a split-adjusted basis. The Reverse Split reduced the number of the Fund's authorized common shares from 85,058,986 shares to 42,529,493 shares.

The Fund paid the following dividends:

Per Share Amount*	Declaration Date	Record Date	Payable Date
$0.094	04/29/2022	05/24/2022	05/31/2022
$0.092	05/31/2022	06/08/2022	06/30/2022

*	Please note amounts shown above for dividends with a payable date prior to 5/20/2022 have been adjusted to reflect the 2 to 1 reverse stock split which occurred on 5/20/2022.

Saba Capital Income & Opportunities Fund	Additional Information

April 30, 2022

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) on the Fund’s website at www.sabacef.com and (2) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended October 31 is available without charge on the Fund’s website at www.sabacef.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.sabacef.com.

Semi-Annual Report | April 30, 2022	47

Saba Capital Income & Opportunities Fund	Privacy Policy

April 30, 2022

Introduction

Your privacy is very important to us. This notice (this "Privacy Notice") is provided by Saba Capital Management, L.P. (the "Investment Manager") and any of the investment funds and accounts managed by the Investment Manager (collectively, the "Clients", and together with the Investment Manager, "we" or "us"), and sets forth the policies of the Investment Manager and the Clients for the collection, use, storage, sharing, disclosure (collectively, "processing") and protection of personal data relating to current, prospective and former investors in or holders of one or more Clients. Capitalized terms used herein but not defined herein shall have the meanings assigned to them in the applicable offering memorandum or the advisory agreement of the applicable Client as such may be supplemented, updated or modified from time to time (each, a "Client Document").

References to "you" or an "investor" in this Privacy Notice mean any investor who is an individual, or any individual connected with an investor who is a legal person, as applicable.

Who to Contact About This Privacy Notice

This Privacy Notice is being provided in accordance with the applicable requirements under the privacy and data protection laws that apply in the jurisdictions where we operate (collectively, the "Data Protection Laws"). The Clients and the Investment Manager are considered to be data controllers in respect of any personal information we hold about you for the purposes of certain Data Protection Laws. This means that each of the Clients and the Investment Manager (alone or jointly, as applicable) determines the purposes and the means of the processing of your personal information.

Please contact us at (844) 460-9411 for any questions about this Privacy Notice or requests with regards to the personal data we hold.

Please note that the administrator, the prime broker(s) and the custodian(s) work under a range of professional and legal obligations that require them to process personal data (e.g., anti-money laundering legislation). In order to meet the requirements of such obligations, they, from time to time, would not be acting on our instructions but instead in accordance with their own respective professional or legal obligations and therefore as data controllers in their own right with respect to such processing. For more specific information or requests in relation to the processing of personal data by the administrator, the prime broker(s), the custodian(s) or any other service provider of the applicable Client, you may also contact the relevant service provider directly at the address specified in the relevant Client Document or by visiting their websites.

The Types of Personal Data We May Collect and Use

The categories of personal data we may collect include names, residential or business addresses, or other contact details, signature, nationality, tax identification or passport number, date of birth, place of birth, photographs, copies of identification documents, bank account details, information about assets or net worth, credit history, information on investment activities, or other personal information, such as certain special categories of personal data (including, where relevant, information on political affiliations, ethnic origin, or criminal convictions), as specified under the applicable Data Protection Laws, that may be contained in the relevant materials, documents, or obtained through background searches.

How We Collect Personal Data

We may collect personal data about you through: (i) information provided directly to us by you, or another person on your behalf; or (ii) information that we obtain in relation to any transactions between you and us.

We also may receive your personal information from third parties or other sources, such as our affiliates, the Administrator, publicly accessible databases or registers, tax authorities, governmental agencies and supervisory authorities, credit agencies, fraud prevention and detection agencies, or other publicly accessible sources, such as the Internet.

How We May Use Personal Information

We may process your personal data for the purposes of administering the relationship between you and us (including subscription acceptance, communications and reporting), marketing of our products and services, monitoring and analysing our activities, and complying with applicable legal or regulatory requirements (including anti-money laundering, fraud prevention, tax reporting, sanctions compliance, or responding to requests for information from supervisory authorities, or law enforcement agencies).

Saba Capital Income & Opportunities Fund	Privacy Policy

April 30, 2022

We will use one of the permitted grounds under the applicable Data Protection Laws to process your personal information. Such grounds include, for example, circumstances where:

i.	processing is necessary to perform our obligations under the applicable Client Documents;

ii.	we are required to comply with a legal or regulatory obligation applicable to us; or

iii.	we, or a third party on our behalf, have determined that it is necessary for our legitimate interests to collect and use your personal information, such as if we believe that you have a reasonable expectation for us or a third party to collect or use your personal information for such purpose.

What Are The Consequences Of Failing To Provide Personal Information

Where personal data is required to satisfy a statutory obligation (including compliance with applicable anti-money laundering or sanctions requirements) or a contractual requirement, failure to provide such information may result in your subscription in the applicable Client being rejected or your shares or interests becoming subject to a compulsory redemption or withdrawal, as applicable. Where there is suspicion of unlawful activity, failure to provide personal data may result in the submission of a report to the relevant law enforcement agency or supervisory authority.

How We May Share Personal Data

We may disclose information about you to our affiliates, service providers (including the administrator of a Client), or other third parties to accept your subscription, administer and maintain your account(s), or otherwise perform our contractual obligations. We may also need to share your personal information with regulatory, tax or law enforcement authorities to comply with applicable legal or regulatory requirements, respond to court orders, or in the context of regulatory requests for information, administrative proceedings, or investigations. We will also release information about you if you direct us to do so.

It may also be necessary, under anti-money laundering and similar laws, to disclose information about you to facilitate the establishment of trading relationships for the Clients with the prime broker(s), the custodian(s), executing brokers or other trading counterparties.

We may also disclose information about you, or your transactions and experiences with us, to our affiliates or service providers for our everyday business purposes, such as administration of our business, record-keeping, maintaining security of our information technology systems, reporting and monitoring of our activities, investor relations activities, and compliance with applicable legal and regulatory requirements.

Retention Periods and Security Measures

We will not retain personal data for longer than is necessary in relation to the purpose for which it is collected, subject to the applicable Data Protection Laws. Personal data will be retained for the duration of your investment in the applicable Client and for a minimum of five years after a redemption or withdrawal, as applicable, of your investment, or liquidation of the applicable Client. We may retain personal data for a longer period for the purpose of marketing our products and services or compliance with applicable law. From time to time, we will review the purpose for which personal data has been collected and decide whether to retain it or to delete if it no longer serves any purpose to us.

To protect your personal information from unauthorized access and use, we apply organizational and technical security measures in accordance with applicable Data Protection Laws. These measures include computer safeguards and secured files and buildings.

We will notify you of any material personal data breaches affecting you in accordance with the requirements of applicable Data Protection Laws.

Additional Information under the U.S. Gramm-Leach-Bliley Act 1999 (Reg S-P) and Fair Credit Reporting Act (Reg S-AM)

For purposes of U.S. federal law, this Privacy Notice applies to current and former investors who are individuals or Individual Retirement Accounts. We are providing this additional information under U.S. federal law.

We may disclose information about our investors, prospective investors or former investors to affiliates (i.e., financial and non-financial companies related by common ownership or control) or non-affiliates (i.e., financial or non-financial companies not related by common ownership or control) for our everyday business purposes, such as to process your transactions, maintain your account(s) or respond to court orders and legal investigations. Thus, it may be necessary or appropriate, under anti-money laundering and similar laws, to disclose information about a Client's investors in order to accept subscriptions from them. We will also release information about you if you direct us to do so.

Semi-Annual Report | April 30, 2022	49

Saba Capital Income & Opportunities Fund	Privacy Policy

April 30, 2022

We may share your information with our affiliates for direct marketing purposes, such as offers of products and services to you by us or our affiliates. You may prevent this type of sharing by contacting us at (844) 460-9411. If you are a new investor, we can begin sharing your information with our affiliates for direct marketing purposes 30 days from the date we sent this Privacy Notice. When you are no longer our investor, we may continue to share your information with our affiliates for such purposes.

You may contact us at any time to limit our sharing of your personal information. If you limit sharing for an account you hold jointly with someone else, your choices will apply to everyone on your account. U.S. state laws may give you additional rights to limit sharing.

We do not share your information with non-affiliates for them to market their own services to you. We may disclose information you provide to us to companies that perform marketing services on our behalf, such as any placement agent retained by the applicable Client.

Additional Information under the Cayman Islands Data Protection Act 2017 ("DPA")

The applicable Client may share your personal information with its services providers, including the Investment Manager, the administrator, the custodian(s), the prime broker(s), or others who are located outside the Cayman Islands. It may also be necessary to share your information with the Cayman Islands Monetary Authority or the Tax Information Authority, which may, in turn, exchange this information with foreign tax authorities, regulatory or law enforcement agencies. Any transfer of your personal data by us, our affiliates or service providers outside the Cayman Islands will be carried out in accordance with the DPA.

You may have certain rights under the DPA, including: (i) the right to be informed; (ii) the right of access; (iii) the right to rectification; (iv) the right to stop or restrict processing; (v) the right to stop direct marketing; (vi) rights in relation to automated decision making; (vii) the right to seek compensation; and (viii) the right to complain to the supervisory authority. A complaint in respect of a Client may be lodged with the Office of the Ombudsman in the Cayman Islands. Please use the contact details under Who to Contact About This Privacy Notice if you wish to exercise these rights.

Additional Information under the EU General Data Protection Regulation ("GDPR")

You may have certain rights under GDPR in relation to our processing of your personal data and any processing carried out on your behalf. These rights include: (i) the right to request access to your personal data; (ii) the right to request rectification of your personal data; (iii) the right to request erasure of your personal data (the "right to be forgotten"); (iv) the right to restrict our processing or use of your personal data; (v) the right to object to our processing or use where we have considered this to be necessary for our legitimate interests (such as in the case of our marketing activities); (vi) where relevant, the right to request the portability of the data; (vii) if your consent to processing has been obtained, the right to withdraw your consent at any time; and (viii) the right to lodge a complaint with a supervisory authority. Please note that the right to be forgotten that applies in certain circumstances under GDPR is not likely to be available in respect of the personal data we hold, given the purpose for which we collect such data, as described above.

Due to the international nature of our business, your personal data may be transferred to jurisdictions that do not offer equivalent protection to personal data as under the GDPR ("Third Countries"). In such cases, we will process personal data (or procure that it be processed) in the Third Countries in accordance with the requirements of GDPR, which may include having appropriate contractual undertakings in legal agreements with service providers who process personal data on our behalf in such Third Countries. We may also be required to transfer your personal information to our regulators or government agencies in Third Countries in cases where such transfers are necessary in the context of administrative proceedings, such as requests for information, examinations or investigations, or to other relevant parties in Third Countries where it is necessary for the purposes of establishing, bringing, or defending legal claims, or for another legitimate business purpose, such as compliance with our legal or regulatory obligations under foreign law.

Page intentionally left blank

This material must be accompanied or preceded by a prospectus.

b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable in this report.

Item 3.	Audit Committee Financial Expert.

Not applicable in this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable in this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable in this report.

Item 6.	Investments.

a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1(a) of this Form N-CSR.

b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable in this report.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable in this report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable to this report.

(a)(4)	Not applicable to this report.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SABA CAPITAL INCOME & OPPORTUNITIES FUND

By:	/s/ Pierre Weinstein
Pierre Weinstein (Principal Executive Officer)
Chief Executive Officer

Date:	July 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SABA CAPITAL INCOME & OPPORTUNITIES FUND

By:	/s/ Pierre Weinstein
Pierre Weinstein (Principal Executive Officer)
Chief Executive Officer

Date:	July 6, 2022

By:	/s/ Troy Statczar
Troy Statczar (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	July 5, 2022